As filed with the Securities and Exchange             Registration No. 333-01107
Commission on February 19, 1998                        Registration No. 811-2513

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 8 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

             60 days after filing pursuant to paragraph (a)(1) of Rule 485
--------
   X         on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485
--------

                                            VARIABLE ANNUITY ACCOUNT C
                                               CROSS REFERENCE SHEET



    FORM N-4
    ITEM NO.                        PART A (PROSPECTUS)                                        LOCATION

       1          Cover Page...........................................    Cover Page

       2          Definitions..........................................    Definitions

       3          Synopsis.............................................    Prospectus Summary; Fee Table

       4          Condensed Financial Information......................    Condensed Financial Information; Appendix VII -
                                                                           Condensed Financial Information

       5          General Description of Registrant, Depositor, and
                  Portfolio Companies..................................    The Company; Variable Annuity Account C; The
                                                                           Funds

       6          Deductions and Expenses..............................    Charges and Fees During the Accumulation Period

       7          General Description of Variable Annuity Contracts....    Purchase; Miscellaneous

       8          Annuity Period.......................................    Annuity Period

       9          Death Benefit........................................    Death Benefit

       10         Purchases and Contract Value.........................    Purchase; Determining Individual Account
                                                                           Current Value

       11         Redemptions..........................................    Contract Rights; Additional Withdrawal Options

       12         Taxes................................................    Tax Status

       13         Legal Proceedings....................................    Miscellaneous - Legal Proceedings and Legal
                                                                           Matters

       14         Table of Contents of the Statement of Additional
                  Information..........................................    Statement of Additional Information - Table of
                                                                           Contents

    FORM N-4                       PART B (STATEMENT OF
    ITEM NO.                      ADDITIONAL INFORMATION)                                   LOCATION

       15         Cover Page...........................................    Cover page

       16         Table of Contents....................................    Table of Contents

       17         General Information and History......................    General Information and History

       18         Services.............................................    General Information and History;
                                                                           Independent Auditors

       19         Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

       20         Underwriters.........................................    Offering and Purchase of Contracts

       21         Calculation of Performance Data......................    Performance Data; Average Annual Total
                                                                           Return Quotations

       22         Annuity Payments.....................................    Annuity Payments

       23         Financial Statements.................................    Financial Statements

                           Part C (Other Information)
                           --------------------------
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The Contracts offered in connection with this Prospectus are the Retirement Plus and Voluntary Contracts, which are group deferred variable annuity contracts (the "Contracts") issued by Aetna Life Insurance and Annuity Company ("Company"). See "Purchase." The Contracts are designed to fund plans that provide for retirement income and are established under the Internal Revenue Code of 1986, as amended ("Code"). Amounts held under a Contract may be entitled to tax-deferred treatment under certain sections of the Code.

Each Contract allows values to accumulate under variable investment options or credited interest options, or a combination of these investment options. They also provide for the payment of annuity benefits on a variable or fixed basis, or a combination thereof. The variable investment options ("Funds") currently available through Variable Annuity Account C (the "Separate Account") under the Contracts described in this Prospectus are as follows:


[bullet] Aetna Balanced VP (formerly known as Aetna              [bullet] Calvert Social Balanced Portfolio (formerly
         Investment Advisers Fund, Inc.)                                  known as Calvert Responsibly Invested Portfolio)
[bullet] Aetna Income Shares d/b/a Aetna Bond VP                 [bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP    [bullet] Fidelity VIP Growth Portfolio
[bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP  [bullet] Fidelity VIP Overseas Portfolio
[bullet] Aetna Ascent VP                                         [bullet] Fidelity VIP II Contrafund Portfolio
         (formerly known as Aetna Ascent Variable Portfolio)     [bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Aetna Crossroads VP                                     [bullet] Janus Aspen Balanced Portfolio Portfolio)
         (formerly known as Aetna Crossroads Variable            [bullet] Janus Aspen Flexible Income Portfolio
[bullet] Aetna Legacy VP                                         [bullet] Janus Aspen Growth Portfolio
         (formerly known as Aetna Legacy Variable Portfolio)     [bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Aetna Growth VP                                         [bullet] Lexington Natural Resources Trust*
         (formerly known as Aetna Variable Growth Portfolio)     [bullet] Oppenheimer Global Securities
[bullet] Aetna High Yield VP                                     [bullet] Oppenheimer Strategic Bond
[bullet] Aetna Index Plus Large Cap VP                           [bullet] Portfolio Partners MFS Emerging Equities Portfolio
         (formerly known as Aetna Variable Index Plus Portfolio) [bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Aetna Index Plus Mid Cap VP                             [bullet] Portfolio Partners MFS Value Equity Portfolio
[bullet] Aetna Index Plus Small Cap VP                           [bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Aetna International VP                                  [bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio
[bullet] Aetna Real Estate Securities VP
[bullet] Aetna Small Company VP
         (formerly known as Aetna Variable Small Company
         Portfolio)
[bullet] Aetna Value Opportunity VP (formerly known as
         Aetna Variable Capital Appreciation Portfolio)


     * This Fund is only available for investment by Participants who established an Individual Account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).



The credited interest options available for the accumulation of values are the Guaranteed Accumulation Account, the Fixed Plus Account and the Fixed Account. The Guaranteed Accumulation Account and the Fixed Plus Account are offered only in those jurisdictions in which they are approved. (See Appendices I, II and III.) The Fixed Account is available for accumulation only in limited circumstances. (See Appendix IV.) Except as specifically mentioned, this Prospectus describes only the variable investment options of the Contracts. Additional information about the Guaranteed Accumulation Account is also contained in an accompanying prospectus.

The availability of the above Funds and credited interest options is subject to applicable regulatory authorization. Not all Funds or credited interest options are available in all jurisdictions, under all Plans or under a particular Contract. Please check with your employer to determine option availability.


This Prospectus sets forth concisely the information about the Separate Account that a prospective investor should know before investing. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") dated May 1, 1998, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed in this Prospectus. An SAI may be obtained without charge by indicating the request on the enrollment form or on the enclosed prospectus receipt for this Prospectus or by calling 1-800-525-4225. You may also obtain our SAI for any of the Funds by calling that phone number.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1, 1998

TABLE OF CONTENTS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

DEFINITIONS................................................................  DEFINITIONS -   1
PROSPECTUS SUMMARY.........................................................      SUMMARY -   1
FEE TABLE..................................................................    FEE TABLE -   1
CONDENSED FINANCIAL INFORMATION ........................................................     1
PERFORMANCE DATA .......................................................................     1
THE COMPANY ............................................................................     1
VARIABLE ANNUITY ACCOUNT C .............................................................     1
THE FUNDS ..............................................................................     2
  Mixed and Shared Funding .............................................................     4
  Fund Changes .........................................................................     5
  Fund Limitations .....................................................................     5
PURCHASE ...............................................................................     5
  The Contracts ........................................................................     5
  Eligible Contract Holders ............................................................     5
  Purchase By Exchange .................................................................     5
  Contract Charges and Fees Options ....................................................     5
  Responsibilities of Contract Holders .................................................     5
  Enrollment of Participants ...........................................................     6
  Contributions ........................................................................     6
    Contribution Limits for Contracts Used with 403(b) Plans ...........................     6
    Contribution Limits for Contracts Used with 401(a)/401(k) Plans ....................     6
  Distribution .........................................................................     6
DETERMINING INDIVIDUAL ACCOUNT CURRENT VALUE ...........................................     7
  Fund Record Units ....................................................................     7
  Net Return Factor ....................................................................     7
  Transfer Credits .....................................................................     8
CONTRACT RIGHTS ........................................................................     8
  Right to Cancel ......................................................................     8
  Rights Under the Contracts ...........................................................     8
    Rights Under the Retirement Plus Contract ..........................................     8
    Rights Under the Voluntary Contract ................................................     8
    Rights to your Individual Account ..................................................     8
TRANSFERS AND ALLOCATION CHANGES .......................................................     8
WITHDRAWALS ............................................................................     9
  Withdrawal Restrictions for Contracts Used with 403(b) Plans .........................     9
  Reinvestment Privilege ...............................................................    10
CONTRACT LOANS .........................................................................    10
CHARGES AND FEES DURING THE ACCUMULATION PERIOD ........................................    10
  Annual Maintenance Fee ...............................................................    13
  Withdrawal Fee .......................................................................    13
  Mortality and Expense Risk Charges ...................................................    14
  Administrative Expense Charge ........................................................    14
  Fund Expenses ........................................................................    15
  Premium and Other Taxes ..............................................................    15
CHARGES AND FEES DURING THE ANNUITY PERIOD .............................................    15
  Mortality and Expense Risk Charges ...................................................    15




  Administrative Expense Charge ........................................................    15
  Withdrawal Fee .......................................................................    15
SYSTEMATIC DISTRIBUTION OPTIONS ........................................................    15
ANNUITY PERIOD .........................................................................    16
  Annuity Period Elections .............................................................    16
  Annuity Options ......................................................................    18
DEATH BENEFIT ..........................................................................    18
  Accumulation Period ..................................................................    18
  Annuity Period .......................................................................    18
TAX STATUS .............................................................................    19
  Introduction .........................................................................    19
  Taxation of the Company ..............................................................    19
  Contracts Used With Certain Retirement Plans                                              19
MISCELLANEOUS ..........................................................................    21
  Voting Rights ........................................................................    21
  Modification of the Contracts ........................................................    22
  Contract Holder Inquiries ............................................................    22
  Telephone Transfers ..................................................................    22
  Payments .............................................................................    22
  Transfer of Ownership; Assignment ....................................................    22
  Legal Proceedings ....................................................................    22
  Legal Matters ........................................................................    22
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ....................................    24
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT ............................................    25
APPENDIX II--FIXED PLUS ACCOUNT ........................................................    27
APPENDIX III--FIXED PLUS ACCOUNT (Applicable only in limited circumstances) ............    29
APPENDIX IV--FIXED ACCOUNT (Applicable only in limited circumstances) ..................    31
APPENDIX V--EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT UNDER AN
  ANNUITY CONTRACT......................................................................    32
APPENDIX VI--CONTRACTS ACQUIRED BY EXCHANGE ............................................    33
APPENDIX VII--CONDENSED FINANCIAL INFORMATION ..........................................    35

                                  DEFINITIONS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

As used in this Prospectus, the following terms have the meanings shown:

Accumulation Period: The period during which Net Contribution(s) are applied to an Individual Account.

Adjusted Current Value: The Current Value of an Individual Account plus or minus any applicable aggregate GA Account Market Value Adjustment, if applicable.


Aggregate Current Value: Current Value of Individual Accounts under a Contract and other contracts of the same class as the Contract and covering employees of the employer maintaining the Plan. Where such other contract becomes effective after the date a Contract became effective, the aggregation will commence in accordance with the Company's existing administrative practice, but in no event later than the first day of the next succeeding anniversary date. Where such other contract is in existence prior to, or on the date a Contract became effective, the aggregation will commence on the date the Contract becomes effective.


Annuitant: A person on whose life an Annuity payment is based under a Contract.

Annuity: Payments of income:

     (a) For the life of one or two persons;
     (b) For a stated period; or
     (c) For some combination of (a) and (b).

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A measure of the value attributable to each Fund selected during the Annuity Period.


Beneficiary: Under the Retirement Plus Contract the Contract Holder is the Beneficiary. Under the Voluntary Contract, the Beneficiary is the person designated to receive any benefits which remain under a Contract after a Participant's death. The Participant designates a Beneficiary under a Voluntary Contract by providing written notice to the Company on the appropriate form.


Code: Internal Revenue Code of 1986, as amended.

Company: Aetna Life Insurance and Annuity Company, sometimes referred to as "we" or "us."

Contract(s): Either the Retirement Plus Contract or the Voluntary Contract offered by this Prospectus or both.

Contract Holder: The entity to which a Contract is issued. The Contract Holder is usually the employer.

Contribution: A payment received at the Company's Home Office and allocated to a Contract.

Current Value: For an Individual Account during the Accumulation Period, the Current Value is the total of:

     (a) The amount, if any, in the Fixed Plus Account, with interest earned to date; plus

     (b) The amount, if any, in the GA Account with interest earned to date;
     plus

     (c) The amount, if any, in the Fixed Account with interest earned to date; plus

     (d) The value of all Fund Record Units, if any, as of the most recent Valuation Period; less

     (e) Any Maintenance Fee(s) due.

Distributor(s): The registered broker-dealer(s) which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

Employee Account: An Individual Account that will be credited with Participant Contributions, specifically employee salary reduction Contributions.

Employer Account: An Individual Account that will be credited with the employer Contributions.

-------------------------------------------------------------------------------
                                DEFINITIONS - 1

ERISA: Employee Retirement Income Security Act of 1974.

Fixed Account: An accumulation option with a guaranteed minimum interest rate which is available for accumulation only in limited circumstances. See Appendix IV.

Fixed Plus Account: An accumulation option with a guaranteed minimum interest rate. The Company may credit a higher rate which is not guaranteed. See Appendices II and III.

Fund Record Units: Units representing the portion of the Net Contribution(s) applied to each Fund under the Separate Account.

Funds: The open-end registered management investment companies or separate investment portfolio thereof, in which the Separate Account invests.

General Account: The account holding the assets of the Company, other than those assets held in the Company's separate account(s).

Guaranteed Accumulation Account (GA Account or the GAA): An accumulation option where the Company guarantees stipulated rate(s) of interest for a specified period of time. See Appendix I.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Account(s): Account(s) established for each Participant under each Contract in which he or she may be participating to keep a record of Current Values and transactions.

Maintenance Fee: A maintenance fee will be charged for each Participant under each Contract and will be deducted during the Accumulation Period from the sum under each Contract of the Current Value of Participant's Individual Accounts and upon full surrender of the Participant's Individual Accounts.

Market Value Adjustment: An adjustment to the amount withdrawn or transferred from the Guaranteed Accumulation Account prior to the end of that Guaranteed Term. The adjustment reflects the change in the value of the investment due to changes in interest rates since the date of deposit. See Appendix I and the prospectus for the Guaranteed Accumulation Account for a discussion of how the market value adjustment is actually calculated.

Net Contributions: A Contribution less applicable premium taxes.

Participant: An eligible person participating in the Plan maintained by the Contract Holder, for whom an Individual Account has been established by the Contract Holder, referred to as "you."


Plan Beneficiary: The person entitled to receive benefits under the Plan in the event of the Participant's death. Under the Voluntary Contract, the Beneficiary is the Plan Beneficiary. Where the Plan utilizes the Retirement Plus Contract, the Participant designates a Plan Beneficiary with the employer, pursuant to the terms of the Plan.


Plan(s): The Plan named on the cover of a Contract established under Code
Section 403(b) or Sections 401(a)/401(k).

Retirement Plus Contract: The group deferred variable annuity contract offered in connection with this Prospectus which allows for employer Contributions and employee Contributions.

SEC: Securities and Exchange Commission.

Separate Account: Variable Annuity Account C, an account established by the Company under Section 38a-433 of the Connecticut General Statutes, that buys and holds shares of the Fund(s) available under a Contract.

Systematic Distribution Options: certain withdrawal options offered by the Company under each Contract that are not considered annuity options.

Underwriter: The registered broker-dealer which contracts with other registered broker-dealers on behalf of the Separate Account to offer and sell the Contracts.

Valuation Period: The period of time from when the Company determines the Accumulation Unit Value and Annuity Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York

-------------------------------------------------------------------------------
                                DEFINITIONS - 2

Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

Valuation Reserve: A reserve established pursuant to the insurance laws of Connecticut to measure voting rights during the Annuity Period and the value of a commutation right available under the "Payments for a Specified Period" nonlifetime Annuity option when elected on a variable basis under a Contract.

Variable Annuity: An Annuity providing for the accumulation of values and/or for Annuity payments which vary in dollar amount with investment results.

Voluntary Contract: The group deferred variable annuity contract offered in connection with this Prospectus which allows only for employee Contributions.

Withdrawal Fee: If all or any portion of an Individual Account's Current Value is withdrawn during the Accumulation Period, a percentage of the amount withdrawn may be deducted so that the Company may recover sales and administrative related expenses.


-------------------------------------------------------------------------------
                                DEFINITIONS - 3

                               PROSPECTUS SUMMARY
================================================================================
CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group deferred, variable annuity contracts. Under the Retirement Plus Contract, Contributions may be made by the Contract Holder (generally, the employer) and the Participants. Under the Voluntary Contract, Contributions may be made only by Participants. See "The Contracts," "Contract Rights" and "Miscellaneous."


     The Contracts are being offered in certain markets to fund Plans that are adopted under Sections 401(a) (including 401(k)) or 403(b) of the Code. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. Under the Plans, Contributions made under the Plan are forwarded by the Contract Holder to the Company.


PURCHASE

     Each Contract may be purchased by eligible organizations on behalf of a group made up of their employees. Eligible employees may participate in a Contract by completing an enrollment form (and any other required forms) and submitting it to the Company with an initial Contribution. See "Purchase."

WITHDRAWALS


     Each Contract allows withdrawals of all or a portion of your Individual Account Current Value during the Accumulation Period. Certain charges and fees may be assessed upon withdrawal from either Contract. See "Charges and Fees During the Accumulation Period." Limitations apply to withdrawals from the Fixed Plus Account. See Appendices II and III. The Code restricts full and partial withdrawals in certain circumstances. See "Tax Status - Contracts Used With Certain Retirement Plans". Amounts withdrawn from the GAA may be subject to a Market Value Adjustment. See Appendix I.


WITHDRAWAL FEE

     Amounts withdrawn from either Contract may be subject to a Withdrawal Fee. The maximum Withdrawal Fee that could be assessed on a full or partial withdrawal is 8.5% of the total Contributions made to the Individual Account of a Contract. See "Charges and Fees During the Accumulation Period--Withdrawal Fee."

TAXES AND WITHHOLDING

     A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. See "Tax Status."

CONTRACT CHARGES

     Certain charges are associated with each Contract; for example, mortality and expense risk charges, administrative expense charges and Maintenance Fees. The Funds are also subject to certain fees and expenses. Contributions may also be subject to premium taxes. See "Charges and Fees During the Accumulation Period" for a complete explanation of these charges.

FREE LOOK PERIOD

     Contract Holders have the right to cancel their Contract and Participants have the right to cancel their participation in a Contract within 10 days (or longer if required by state law). Unless state law requires otherwise, the Company will return the full amount of Contributions increased or decreased by the investment performance of the variable funding options to which Contributions were deposited.

-------------------------------------------------------------------------------
                                  SUMMARY - 1

                                    FEE TABLE
================================================================================
The purpose of the Fee Table is to assist Contract Holders in understanding the various costs and expenses that may be borne, directly or indirectly, under each Contract. The costs and expenses will be based upon the charges and fees option the Contract Holder selects. The information listed reflects the charges due under each Contract, as well as the fees and expenses deducted from the Funds. Additional information regarding the charges and fees assessed under each Contract can be found under "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period" in this Prospectus. Charges and expenses shown do not take into account premium taxes that may be applicable. For more information regarding expenses paid out of the assets of a particular Fund, see the Fund's Prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES

     WITHDRAWAL FEE for withdrawals under each Contract (as a percentage of amount withdrawn)(1):

                     Number of Years
                     Individual Account Has
                     Been Established                     Fee
                     ----------------------               ---
                     Less than 5                          5%
                     5 or more but less than 7            4%
                     7 or more but less than 9            3%
                     9 or more but less than 10           2%
                     10 or more                           0%

ANNUAL MAINTENANCE FEE(2)

     Per Participant, Per Contract ..................................    $20.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract)

     Mortality and Expense Risk Charge(3) ...........................     1.25%
     Administrative Expense Charge(4) ...............................     0.25%
     Total Separate Account Annual Expenses..........................     1.50%
--------------------
(1) This sets forth the Withdrawal Fee schedule for 10 years, the maximum duration of the Withdrawal Fee. The total amount deducted for the Withdrawal Fee will not exceed 8.5% of the Contributions made to an Individual Account. See "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period--Withdrawal Fee" for instances in which the Withdrawal Fee will only be charged for 5 years or not at all and for a description of this charge.
(2) This represents the maximum annual Maintenance Fee that will be deducted under a Contract. See "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period--Annual Maintenance Fee" for instances in which this fee may be reduced and for a description of this charge. A Maintenance Fee, to the extent permitted by state law, is also deducted upon termination of an Individual Account.
(3) This represents the maximum mortality and expense risk charge that may be deducted under a Contract. See "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period--Mortality and Expense Risk Charges" for instances in which this fee may be reduced and for a description of this charge.
(4) This represents the maximum annual administrative expense charge that will be deducted under a Contract. See "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period--Administrative Expense Charge" for instances in which this fee may be reduced and for a description of this charge.


-------------------------------------------------------------------------------
                                  FEE TABLE -1

FUND ANNUAL EXPENSES
The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1997. A Fund's "Other Expenses" include operating costs of the Fund. These expenses shown below are reflected in the Fund's net asset value and are not deducted from the Individual Account Current Value under the Contract.

                                                                        Investment
                                                                     Advisory Fees(1)  Other Expenses
                                                                      (after expense   (after expense       Total Fund
                                                                      reimbursement)   reimbursement)     Annual Expenses
                                                                     ----------------  ---------------    ---------------

  Aetna Balanced VP (2)
  Aetna Bond VP (2)
  Aetna Growth and Income VP (2)
  Aetna Money Market VP(2)
  Aetna Ascent VP (2)
  Aetna Crossroads VP (2)
  Aetna Legacy VP (2)
  Aetna Growth VP (3)
  Aetna High Yield VP(3)
  Aetna Index Plus Large Cap VP (3)
  Aetna Index Plus Mid Cap VP(3)
  Aetna Index Plus Small Cap VP(3)
  Aetna International VP(3)
  Aetna Real Estate Securities VP(3)
  Aetna Small Company VP (3)
  Aetna Value Opportunity VP (3)
  Calvert Social Balanced Portfolio (4)
  Fidelity VIP Equity-Income Portfolio(5)
  Fidelity VIP Growth Portfolio(5)
  Fidelity VIP Overseas Portfolio(5)
  Fidelity VIP II Contrafund Portfolio(5)
  Janus Aspen Aggressive Growth Portfolio(6)
  Janus Aspen Balanced Portfolio(6)
  Janus Aspen Flexible Income Portfolio(6)
  Janus Aspen Growth Portfolio (6)
  Janus Aspen Worldwide Growth Portfolio(6)
  Lexington Natural Resources Trust
  Oppenheimer Global Securities
  Oppenheimer Strategic Bond
  Portfolio Partners MFS Emerging Equities Portfolio (7)
  Portfolio Partners MFS Research Growth Portfolio (7)
  Portfolio Partners MFS Value Equity Portfolio  (7)
  Portfolio Partners Scudder International Growth Portfolio(7)
  Portfolio Partners T. Rowe Price Growth Equity Portfolio (7)

-------------------
(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2) For the fiscal year ended December 31, 1997, the Company provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the Company will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The "Other Expenses" shown are the actual expenses that would have been charged to the Fund during 1997 in the absence of the Company's assumption of all of the Fund's ordinary recurring direct costs.
(3) The Portfolios' adviser has agreed to waive a portion of its fee or to reimburse the Portfolios for certain expenses so that aggregate expenses do not exceed the following percentage of each Portfolio's net assets: 0.80% for Growth VP and High Yield VP; 0.55% for Index Plus Large Cap VP; 0.60% for Index Plus Mid Cap VP and Index Plus Small Cap VP; 1.15% for International VP; 0.95% for Real Estate Securities VP and Small Company VP; and 0.80% for Value Opportunity VP. Without such waiver or reimbursement, aggregate expenses for the fiscal year ended December 31, 1997 would have been ____% for Growth VP; ____% for Index Plus Large Cap VP; _____% for Small Company VP; and ____% for Value Opportunity VP; and are estimated for the current fiscal year to be ___% for High Yield VP; ____% for Index Plus Mid Cap

-------------------------------------------------------------------------------
                                 FEE TABLE - 2

     VP; ____% for Index Plus Small Cap VP; ____% for International VP;
     and _____% for Real Estate Securities VP. These waiver/reimbursement arrangements are voluntary and may be modified or eliminated at any time.
(4) "Investment Advisory Fees" include a performance adjustment, which could cause the fee to be as high as XX% or as low as XX%, depending on performance. "Other Expenses" reflect an indirect fee of XX (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be XX%.
(5) A portion of the brokerage commissions that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been XX% for Equity Income Portfolio, XX% for Growth Portfolio, XX% for Overseas Portfolio, XX% for Asset Manager Portfolio; and XX% for Contrafund Portfolio.
 (6) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been XX%, XX% and XX% for Aggressive Growth Portfolio; XX%, XX% and XX% for Balanced Portfolio; XX%, XX% and XX% for Growth Portfolio;; and XX%, XX% and XX% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.
(7) Each Portfolio's aggregate expenses are limited to the advisory fees and administrative fees disclosed above through April 30, 1999. Without these limitations, the aggregate expenses for the current period are estimated to be as follows: __% for the MFS Emerging Equities Portfolio; __% for the MFS Research Growth Portfolio; __% for the MFS Value Equity Portfolio; .__% for the Scudder International Growth Portfolio; and __% for the T. Rowe Price Growth Equity Portfolio.

-------------------------------------------------------------------------------
                                 FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1000 investment in the Contract and a 5% return on assets. The Examples assume that (i) a withdrawal charge will be applicable for a 10-year period, (ii) a transfer credit will apply, and (iii) less than $500,000 in assets will be held by the Company. Accordingly, the Individual Account is subject to a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.25%, $15.00 annual Maintenance Fee as an annual charge of ----% of the assets held in the Separate Account under the Contracts, and a Withdrawal Fee for 10 years. See "Charges and Fees During the Accumulation Period."

                                                             EXAMPLE A                            EXAMPLE B*
                                                             ---------                            ----------
                                                 If you withdraw your entire           If you do not withdraw your
                                                 Account Value at the end of the       Account Value, or if you annuitize
                                                 periods shown, you would pay the      at the end of the periods shown,
                                                 following expenses, including any     you would pay the following
                                                 applicable deferred sales charge:     expenses (no deferred sales charge
                                                                                       is reflected):*
                                                  1 year  3 years  5 years  10 years    1 year  3 years  5 years 10 years
                                                  ------  -------  -------  --------    ------  -------  ------- --------

  Aetna Balanced VP
  Aetna Bond VP
  Aetna Growth and Income VP
  Aetna Money Market VP
  Aetna Ascent VP
  Aetna Crossroads VP
  Aetna Legacy VP
  Aetna Growth VP
  Aetna High Yield VP
  Aetna Index Plus Large Cap VP
  Aetna Index Plus Mid Cap VP
  Aetna Index Plus Small Cap VP
  Aetna International VP
  Aetna Real Estate Securities VP
  Aetna Small Company VP
  Aetna Value Opportunity VP
  Calvert Social Balanced Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP II Contrafund Portfolio
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Balanced Portfolio
  Janus Aspen Flexible Income Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Worldwide Growth Portfolio
  Lexington Natural Resources Trust
  Oppenheimer Global Securities
  Oppenheimer Strategic Bond
  Portfolio Partners MFS Emerging Equities Portfolio
  Portfolio Partners MFS Research Growth Portfolio
  Portfolio Partners MFS Value Equity Portfolio
  Portfolio Partners Scudder International Growth Portfolio
  Portfolio Partners T. Rowe Price Growth Equity Portfolio



* This Example would not apply if the Annuity Option of Payments for a Specified Period of Time is selected, and a lump sum settlement is requested before five years of payments have been made, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would apply. (Refer to Example A.)


-------------------------------------------------------------------------------
                                 FEE TABLE - 4

                         CONDENSED FINANCIAL INFORMATION
================================================================================

     Condensed Financial Information for the Separate Account is shown in Appendix VII.

                                PERFORMANCE DATA
================================================================================
     From time to time, the Company may advertise different types of historical performance for the variable funding options of the Separate Account available under the Contracts described in this Prospectus. The Company may advertise the "standardized average annual total returns" of the variable funding options, calculated in a manner prescribed by the SEC, as well as the "non-standardized return." Both methods are described below. Further information is contained in the SAI.


     "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the variable investment options under the Contracts and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than the full period). Standardized returns will reflect the deduction of all recurring charges during each period based either on the fee schedule under the Contract that generates the lowest return, or based on an actual fee schedule applicable to a particular Contract Holder, if different.

     "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable Withdrawal Fee (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may also be calculated from the Fund's inception date.


     The Company may also advertise certain ratings, rankings or other information related to the Company, the variable investment options or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

                                   THE COMPANY
================================================================================
     Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

     The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT C
================================================================================
     Variable Annuity Account C is a separate account established by the Company in 1976 pursuant to the insurance laws of the State of Connecticut. The Separate Account was formed for the purpose of segregating assets attributable to the variable portions of the Contracts from other assets of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of "separate account" under federal securities laws.


     Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.


-------------------------------------------------------------------------------
                                       1

                                    THE FUNDS
================================================================================
     The Contract Holder will designate some or all of the mutual funds described below as variable funding options under the Contracts. Except where noted, all of the Funds are diversified as defined in the Investment Company Act of 1940.
     The Contract Holder may decide to offer only a select number of Funds under its Plan. The availability of Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.


o Aetna Balanced VP (formerly known as Aetna Investment Advisers Fund, Inc..) is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

o Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

o Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

o Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

o Aetna Generation Portfolios, Inc.--Aetna Ascent VP (formerly known as Aetna Ascent Variable Portfolio) seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
     See the Fund's prospectus for a description of the risks involved.(1)

o Aetna Generation Portfolios, Inc.-- Aetna Crossroads VP (formerly known as Aetna Crossroads Variable Portfolio) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

o Aetna Generation Portfolios, Inc.-- Aetna Legacy VP (formerly known as Aetna Legacy Variable Portfolio) seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

o Aetna Variable Portfolios, Inc.--Aetna Growth VP (formerly known as Aetna Variable Growth Portfolio) seeks growth and capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential. (1)

o Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed income securities rated lower than BBB- by S&P or lower than Baa3 by Moody's.

o Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP (formerly known as Aetna Variable Index Plus Portfolio) seeks to outperform the total return performance of publicly traded common stocks represented by the S&P
     500. (1)

o Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks growth of capital primarily through investment in a diversified portfolio consisting of common stocks included in the S&P Mid Cap 400 Index (S&P
     400)(1)

o Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 600 Small Cap Index (S&P 600), a stock market index composed of 600 common stocks selected by S&P. (1)

o Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the U.S. This Fund will not target any given level of current income.(1)

o Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

o Aetna Variable Portfolios, Inc.--Aetna Small Company VP (formerly known as Aetna Variable Small Company Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with


-------------------------------------------------------------------------------
     smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the time of purchase of $1 billion or less. (1)

o Aetna Variable Portfolios, Inc.-- Aetna Value Opportunity VP (formerly known as Aetna Variable Capital Appreciation Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value-oriented approach in an attempt to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index ("S&P 500"), a broad based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S&P 500 as a comparative benchmark because it represents approximately two-thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)

o Calvert Social Balanced Portfolio (formerly known as Calvert Responsibly Invested Portfolio) is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(2)

o Fidelity Investments' Variable Insurance Products Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(3)

o Fidelity Investments' Variable Insurance Products Fund--Growth Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(3)

o Fidelity Investments' Variable Insurance Products Fund--Overseas Portfolio seeks long-term growth by investing in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(3)

o Fidelity Investments' Variable Insurance Products Fund II--Contrafund Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor. (3)

o Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P Midcap 400 Index, which as of December 30, 1997 included companies with capitalizations between approximately $______million and $_____billion, but which is expected to change on a regular basis.(4)

o Janus Aspen Series--Balanced Portfolio seeks long-term capital growth consistent with the preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities selected primarily for their income potential. (4)

o Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g. junk bonds). High yield, high risks securities involve certain risks. See the Fund's prospectus for a discussion of these risks (4)

o Janus Aspen Series--Growth Portfolio seeks long-term growth of capital consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in companies of any size. (4)

o Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growthof capital in a manner consistent with the preservation of capital, primarily through investments in common stocks of foreign and domestic issuers. (4)

o Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities, or supply goods and services to such companies.(5)

     (This Fund is only available for investment by Participants who established an Individual Account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the


-------------------------------------------------------------------------------

     Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures.)

o Oppenheimer Global Securities seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative. (6)

o Oppenheimer Strategic Bond seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in (i) foreign government and corporate debt securities, (ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. (6)

o Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life-cycle but which have the potential to become major enterprises (emerging growth companies). (7a)

o Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock. (7a)

o Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks. (7a)

o Portfolio Partners Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. (7b)

o Portfolio Partners T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies. (7c)

     Investment Advisers for each of the Funds:

     (1) Aeltus Investment Management Company, Inc.

     (2) Calvert Asset Management Company, Inc.

     (3) Fidelity Management & Research Company

     (4) Janus Capital Corporation

     (5) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. (subadviser)

     (6) Oppenheimer Funds, Inc.

     (7) Aetna Life Insurance and Annuity Company (adviser);

       (a) Massachusetts Financial Services Company (subadviser)

       (b) Scudder, Stevens & Clark, Inc. (subadviser)

       (c) T. Rowe Price Associates, Inc. (subadviser)


     There is no assurance that the Funds will achieve their investment objectives. Participants bear the full investment risk of investments in the Funds selected.

     Some of the Funds may invest in instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those funds.

     More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. Contract Holders and Participants should read the accompanying prospectuses carefully before investing. Additional prospectuses and the Statements of Additional Information for this Prospectus and each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed on the cover of this Prospectus.



MIXED AND SHARED FUNDING

     Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Contracts described in this Prospectus. Because Fund shares are offered to separate

-------------------------------------------------------------------------------
                                       4
accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such policyowners or contractholders may differ. Although neither the Company nor the Funds currently foresee any such disadvantages either to variable life insurance or to variable annuity policyowners, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

FUND CHANGES

     The Company reserves the right, subject to compliance with appropriate state and federal laws, to change the Fund(s) in which the Separate Account invests, and/or replace the shares of any Fund(s) held in the Separate Account with shares of any other Fund(s).

FUND LIMITATIONS


     The Contract Holder may decide to offer only a select number of Funds as funding options under its Plan, or may decide to change which Funds it offers. Under some Contracts, no more than 18 different investment options may be selected at any one time, unless you have an outstanding loan, in which case as of the date of this Prospectus no more than 18 different choices of investment options may be made during the Accumulation Period. (For Contracts with a loan, a higher total may be available in the future.) For the purposes of either limit, each Fund, the Fixed Account, each version of the Fixed Plus Account (see Appendices II and III), and each classification of GAA, counts as one option. If you have an outstanding loan and the limit applies over the entire Accumulation Period, once an investment option is selected, it counts towards the limit even if amounts are no longer allocated to that option. Please check with your local representative or contact the Company at the toll-free number on the cover of this Prospectus to determine if these limitations apply to you or to determine if you may select more than 18 investment options during the Accumulation Period if you have a loan.


     The Company reserves the right to limit the funding options available during the Annuity Period.


                                    PURCHASE
================================================================================
THE CONTRACTS

     The Contracts are group deferred, variable annuity contracts. Under the Retirement Plus Contract, Contributions may be made by the Contract Holder (generally, the employer) and the Participants. The Contract Holder, or any person designated by the Contract Holder, may exercise the rights under the Retirement Plus Contract. The Contract Holder may, by written direction, allow Participants to select the investment options for the Contract Holder Contributions and Participant Contributions. Under the Voluntary Contract, Contributions may be made only by Participants. Each Participant may exercise the rights under the Voluntary Contract with respect to the Participant's Individual Accounts. See "Contract Rights" and "Miscellaneous."

ELIGIBLE CONTRACT HOLDERS

     An organization eligible to establish tax-deferred annuity plans under
Section 403(b) or Sections 401(a)/401(k) of the Code may acquire either or both of the Contracts for its Plan by filling out the appropriate master application forms and returning them to the Company or to a Distributor for delivery to the Company. Once we approve the application, a group Contract is issued to the organization as Contract Holder.

PURCHASE BY EXCHANGE

     Certain organizations which own contracts issued by the Company may exchange their existing contract(s) for either or both of the Contracts. See Appendix VI.

CONTRACT CHARGES AND FEES OPTIONS

     Your Contract's charges and fees will depend in part upon the Aggregate Current Value and in part upon choices made by your Contract Holder. Each Contract offers a Contract Holder the flexibility to choose a charges and fees structure during the Accumulation Period that will best suit the needs of its Participants. For a description of the Contracts' charges and fees, see "Charges and Fees During the Accumulation Period."

RESPONSIBILITIES OF CONTRACT HOLDERS

     The Contract Holder is responsible for maintaining all Participant vesting percentages and records, ensuring that the Plan meets certain nondiscrimination requirements imposed by the Code, and ensuring employee Contributions do not exceed the maximum limits imposed by the Code

     If a Contract is used to fund an ERISA Plan, the Contract Holder must:

     (a) provide written certification to the Company of the satisfaction of applicable requirements for ERISA tax-deferred annuity plans, and

     (b) certify that all distributions are made in accordance with the terms of the Plan, and, if applicable, the requirements of the Code.

-------------------------------------------------------------------------------
                                       5

ENROLLMENT OF PARTICIPANTS

     Eligible organizations may acquire the Contract by submitting an application to the Company. Once we approve the application, a group Contract is issued to the employer or association as the group Contract Holder. Participants may purchase interests in a group Contract by submitting an enrollment form to the Company.


     The Company must accept or reject the application or enrollment form within two business days of receipt. If the enrollment materials are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for a longer period pending acceptance of the forms only with consent of the Participant, or under certain circumstances described below, with the consent of the group Contract Holder. Under limited circumstances the Company may agree, with respect to a particular Plan, to hold Purchase Payments for longer than the five business days, based on the consent of the group Contract Holder, in which case these Purchase Payments will be deposited in the Aetna Money Market VP investment option until the forms are completed.


     After accepting your application, we will establish one or more Individual Accounts to track Contributions and transactions. If you and your employer make Contributions under a Retirement Plus Contract, we may establish an Employee Account and an Employer Account. For any lump sum Contribution under either Contract, we may establish a separate Individual Account for that Contribution.

CONTRIBUTIONS

     Under a Contract, Contributions may be made on an installment basis or one or more lump sum Contribution(s) may be made. The Company reserves the right not to accept any Contribution. Each Contribution is forwarded to the Company through a Distributor.

     Net Contribution(s) may accumulate (a) on a variable basis by allocation to one or more of the available Funds; (b) on a fixed basis under the GA Account;
(c) on a fixed basis under the Fixed Plus Account; and (d) in a combination of any of the available investment options. See Appendices I, II and III. Not all Funds or credited interest options are available in all jurisdictions or under a particular Contract. The Fixed Account is available only for Net Contribution(s) previously allocated to a fixed account under a contract exchanged for a Contract. See Appendix IV. The Net Contribution(s) must be allocated to the respective options in increments of whole percentage amounts.

Contribution Limits for Contracts Used with 403(b) Plans


     The Code imposes a maximum limit on annual Contributions which may be excluded from your gross income. That limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. See "Tax Status - Contracts Used With Certain Retirement Plans". It is the Contract Holder's responsibility to determine compliance with these requirements and other provisions of the Plan. See "Rights Under the Contracts."

 Contribution Limits for Contracts Used with 401(a)/401(k) Plans

     The Code imposes a maximum limit on annual Contributions that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the Contract Holder in accordance with Sections 402(g) and 415 of the Code. See "Tax Status - Contracts Used With Certain Retirement Plans". It is the Contract Holder's responsibility to determine compliance with these requirements and other provisions of the Plan. See "Rights Under the Contracts".


DISTRIBUTION

 The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Individual Accounts under a Contract.

     Persons offering and selling the Contracts may receive commissions in connection with the sale of a Contract. The sales commission will range from 1% to 4% of the first year Contributions. The Company may also pay renewal commissions on Contributions made after the first year and asset-based service

-------------------------------------------------------------------------------
                                       6
fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Contributions made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Individual Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Contributions. See "Charges and Fees During the Accumulation Period--Withdrawal Fee."

     Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the association for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or association would endorse the Company as a provider of the Contracts. You will be notified if a Contract is subject to these arrangements.

                  DETERMINING INDIVIDUAL ACCOUNT CURRENT VALUE
================================================================================
     The Current Value of your Individual Account as of the most recent Valuation Period, is determined by adding the value of any Fund Record Units attributed to the Fund(s) you have selected to the value, with interest earned to date, of any amounts invested in the Fixed Plus Account, the GAA and/or the Fixed Account, less any Maintenance Fee(s) due.

FUND RECORD UNITS

     A Contribution that is directed to one or more of the Funds is deposited in the Separate Account and credited to your Individual Account in the form of Fund Record Units for each Fund selected. The number of Fund Record Units credited is determined by dividing the applicable portion of the Contribution by that Contract's Fund Record Unit value of the appropriate Fund. The value of Fund Record Units attributable to the Funds will be affected by the investment performance, expenses and charges of those Funds. Generally, if the net asset value of the Fund increases, so does the Fund Record Unit value; however, performance of the Separate Account is reduced by charges and fees under a Contract.

     The Fund Record Unit value used is that next computed following the date on which a Contribution is received, provided the Contribution is received by us by the close of business of the New York Stock Exchange, unless the application has not been accepted. In that event, Contributions will be credited at the Fund Record Unit Value next determined after acceptance of the application. Shares of the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of Contributions by the Separate Account.

     Fund Record Units are valued separately for each Fund. Therefore, if you elect to have a Contribution invested in a combination of Funds, you will have Fund Record Units credited from more than one source.

NET RETURN FACTOR

     The value of a Fund Record Unit for any Valuation Period is calculated by multiplying the Fund Record Unit value for the immediately preceding Valuation Period by the net return factor of the appropriate investment option for the Current Valuation Period.

     The net return factor is calculated separately for each Fund in which assets of the Separate Account are invested. It is determined by adding
1.0000000 to the net return rate.

     The net return rate is equal to:

     (a) The value of the shares of the Fund held by the Separate Account at the end of a Valuation Period; minus

     (b) The value of the shares of the Fund held by the Separate Account at the start of the Valuation Period; plus or minus

     (c) Taxes (or reserves for taxes) on the Separate Account (if any);

     (d) Divided by the total value of the Fund Record Units and Fund Annuity Units of the Separate Account at the start of the Valuation Period;

     (e) Minus a Separate Account charge at an annual effective rate as shown in a Contract for mortality and expense risks and profit and a daily administrative expense charge which will not exceed the amount shown on

-------------------------------------------------------------------------------

         Contract Schedule I on an annual basis.

     The net return rate may be more or less than zero.

TRANSFER CREDITS

     If a Contract Holder is transferring to the Company assets held by another provider of funding for a Plan, a transfer credit is applied to the Individual Accounts, subject to certain conditions (and state approval). This benefit is provided on a nondiscriminatory basis if your Contract is eligible. In certain circumstances, a Contract Holder may elect to forego the transfer credit and the Contract will be subject to lower charges and fees. See "Charges and Fees During the Accumulation Period--Option B." The transfer credit will be credited to the Fixed Plus Account. See Appendices II and III.

     Once transfer credit amounts are applied to the Individual Accounts, all provisions of the Contract apply. If a transfer credit is due under a Contract, you will be provided with additional information specific to the Contract.

                                 CONTRACT RIGHTS
================================================================================
RIGHT TO CANCEL

     The Contract Holder may cancel a Contract and you may cancel your interest in a Contract, no later than ten days after receiving it (or as otherwise allowed by state law) by returning it, along with a written notice of cancellation, to us. Within seven days after we receive the Contract and the written notice at our Home Office, we will return your Current Value, unless the laws of the state in which the Contract was issued require that we return Contributions (if greater than your Current Value). In states that do not require a return of Contributions, you bear the entire investment risk for amounts allocated among the variable funding options during the free look period.

RIGHTS UNDER THE CONTRACTS


     Your rights and the Contract Holder's rights are set forth in each Contract purchased by the Contract Holder. You should consult with your employer to determine which Contract your employer has purchased and you should refer to that Contract to determine your rights. Benefits payable to you subject to the terms and conditions of the Plan. The Company is not a party to the Plan.


     Rights Under the Retirement Plus Contract. Under the Retirement Plus Contract, the rights rest with the Contract Holder (generally the employer). The Contract Holder may, by written direction, allow Participants to select the investment options for the Employer Account and Employee Account. The exercise of other rights under the Retirement Plus Contract must be made by the Contract Holder on your behalf. You have no rights to direct the Company as to payments under the Contract unless countersigned by the Contract Holder.

     For the Retirement Plus Contract, the Contract Holder and each Participant must agree in writing to the terms and conditions of the Contract, to have the Contract Holder make choices under the Contract, and to be bound by the Contract Holder's direction to the Company. See Appendix V.

     Rights Under the Voluntary Contract. You may make any choices, subject to the terms of your Plan, under the Voluntary Contract with respect to your Individual Accounts.


     Rights to your Individual Account. For Contracts used with a 403(b) Plan, you have a nonforfeitable right to the value of your Contributions pursuant to Code Section 403(b) and the terms of the Plan as interpreted by the Contract Holder. For Contracts used with a 401(a)/401(k) Plan, your right to Contributions derived from your Contributions must be nonforfeitable in order for the Plan to qualify for favorable tax treatment afforded to 401(a)/401(k) Plans under the Code. You have a nonforfeitable right to the value of your Individual Account to which your employer's Contributions are credited pursuant to the terms of, and to the extent of your vested percentage under, the Plan as interpreted by the Contract Holder.

                        TRANSFERS AND ALLOCATION CHANGES
================================================================================


     Before the Annuity Period, the allocation of future Net Contributions among the allowable investment options under a Contract may be changed. There is no limit on the number of these changes. Each Contract also allows any number of transfers of not less than $500 among funding options during the calendar year, without charge. The total number of funding options that may be invested in at any one time or during the Accumulation Period may be limited. (See "The Funds--Fund Limitations.")

     Subject to state regulatory approval, transfers during the

-------------------------------------------------------------------------------

Annuity Period are permitted, however, we reserve the right to limit such transfers to four per year.

     Any transfer involving a Fund where the request is received by us by the close of business of the New York Stock Exchange will be based on the Fund Record Unit value next determined after we receive a valid request at our Home Office.

     Transfers from the Fixed Plus Account are limited. See Appendices I, II, III and IV for more information on transfers from the GAA, the Fixed Plus Account and the Fixed Account.


                                   WITHDRAWALS
================================================================================

     Each Contract allows the withdrawal of all or a portion of an Individual Account Adjusted Current Value during the Accumulation Period. To do so, we must receive a properly completed disbursement form in our Home Office. Disbursement forms are available from us and our representatives.

     Withdrawals may be requested in one of the following four ways:

o Full Withdrawal from a Contract: The amount paid will be the sum of the Individual Accounts allocated to the Funds, the GAA (plus or minus the Market Value Adjustment), and the Fixed Account, minus any applicable Withdrawal Fee and Maintenance Fee due plus one-fifth of the sum of the Individual Accounts allocated to the Fixed Plus Account*, minus any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months.

o Full Withdrawal from an Individual Account: The amount paid will be the Individual Account allocated to the Funds, the GAA (plus or minus the Market Value Adjustment), and the Fixed Account, minus any applicable Withdrawal Fee and Maintenance Fee due plus one-fifth of the Individual Account allocated to the Fixed Plus Account*, minus any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months.**

o Partial Withdrawal (Percentage): The amount paid will be the percentage of the Individual Account Current Value requested minus any applicable Withdrawal Fee.** However, amounts withdrawn from the Fixed Plus Account may not exceed 20% minus any Fixed Plus Account*** withdrawals, transfers or annuitizations in the prior 12 months.


o Partial Withdrawal (Specific Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Individual Account will equal the dollar amount requested plus any applicable Withdrawal Fee.** The amount withdrawn from the Fixed Plus Account may not exceed 20% minus any Fixed Plus Account*** withdrawals, transfers or annuitizations in the prior 12 months.
     * The balance of the amount held in the Fixed Plus Account will be paid in four annual installments. Under certain circumstances, the entire amount held in the Fixed Plus Account will be paid in one lump sum (or used to provide Annuity payments) rather than in annual installments. See Appendices II and III for more information.

     ** A 20% income tax may be withheld from amounts paid directly to you. See "Tax Status-Contracts Used With Certain Retirement Plans".

     *** The 20% limit is waived under certain circumstances. See Appendices II and III for more information.


     All amounts paid will be based on Individual Account Current Values as of the end of the Valuation Period in which the request is received, in good order in our Home Office. For any partial withdrawal, unless otherwise requested, partial withdrawals are satisfied by withdrawing amounts on a pro rata basis from each investment option in which the Individual Account is invested.


WITHDRAWAL RESTRICTIONS FOR CONTRACTS USED WITH 403(B) PLANS AND 401(K) PLANS

     Code Section 403(b) and 401(k) Plans impose restrictions on full or partial withdrawals. See "Tax Status - Contracts Used With Certain Retirement Plans".


-------------------------------------------------------------------------------
                                       9

REINVESTMENT PRIVILEGE


     Within 30 days after a withdrawal, if allowed by law, a Participant may elect to reinvest all or a portion of the proceeds received for the full withdrawal of an Individual Account. Reinvested amounts must be received by the Company within 60 days of the withdrawal. Any Maintenance Fee and Withdrawal Fee charged at the time of the withdrawal on the amount being reinvested will be included in the reinstatement. Any Maintenance Fee which falls due after the withdrawal and before the reinstatement will be deducted from the amount reinstated. Any Market Value Adjustment deducted from GA Account withdrawals will not be included in the reinstatement. Amounts will be reinstated among the Fixed Plus Account, the GA Account, and/or the Fund(s) for the Separate Account in the same proportion as they were at the time of withdrawal. Any amounts reinstated to the GA Account will be credited to terms available during the then-current Deposit Period. The number of Fund Record Units reinstated will be based on the Fund Record Unit Value(s) next computed after receipt in good order at the Company's Home Office of the reinstatement request and the amount to be reinvested.

                                 CONTRACT LOANS
================================================================================

     During the Accumulation Period, loans from the Individual Account are available from Contracts used with 403(b) plans, and from Contracts used with 401(a) plans to the extent provided in the Contract. Under the Retirement Plus Contract, a loan may be restricted to your Employee Account unless the Contract Holder has authorized loans from the value of the Employer Account (check with the Contract Holder to see if this is available). Loans can only be made from the Current Value held in the Funds, the Fixed Plus Account and/or the Fixed Account. See Appendices II, III and IV. A loan may be requested by reviewing and reading the terms of your loan application, properly completing a loan request form and submitting it to the Company's Home Office. Some restrictions may apply under the Code and/or due to Company administrative practices..


                 CHARGES AND FEES DURING THE ACCUMULATION PERIOD
================================================================================

     The amount of the charges and fees that will be assessed under a Contract will be based upon the charges and fees option selected by the Contract Holder. See "Contract Charges and Fees Options." You should consult your employer to determine which charges and fees option applies to your Individual Accounts.

     Based upon its prior experience with similar annuity contracts, the Company has determined that its costs of administering a Contract will fluctuate with the amount of the Aggregate Current Value, the average Contributions per Participant transferred under a Contract, and whether a Withdrawal Fee is charged. The charges and fees for the initial Contract year will be based on the estimated year-end Aggregate Current Value, as determined by the Company. If your charges and fees change on your Contract Anniversary (because of an increase or decrease in the Aggregate Current Value), a new Fund Record Unit value might apply and the Fund Record Units might have to be adjusted so that the Current Value of your Individual Account would stay the same. If you invest in one of the series of the Aetna GET Fund, the GET Fund guarantee will be recalculated so that the new guarantee would be equivalent to the original guarantee.

     A Contract Holder may elect whether a Withdrawal Fee will be applicable under a Contract, and if so, whether the Withdrawal Fee will be applicable for a 5-year period or a 10-year period. When a Withdrawal Fee is not charged, the Company has determined that more Individual Account transactions occur, and as a result, in some circumstances the Company imposes a greater administrative expense charge and Maintenance Fee charge. The 5-year period and 10-year period Withdrawal Fees are as follows:

                          FIVE-YEAR WITHDRAWAL PERIOD:

               Number of Years
               Individual Account
               Has Been Established                Fee
               --------------------                ---
               Less than 1                          5%
               1 or more but less than 2            4%
               2 or more but less than 3            3%
               3 or more but less than 4            2%
               4 or more but less than 5            1%
               5 or more                             0%

-------------------------------------------------------------------------------

                           TEN-YEAR WITHDRAWAL PERIOD:

               Number of Years
               Individual Account
               Has Been Established                Fee
               --------------------                ---
               Less than 5                          5%
               5 or more but less than 7            4%
               7 or more but less than 9            3%
               9 or more but less than 10           2%
               10 or more                            0%

     For Contracts issued in the State of New York only the Ten-Year Withdrawal Period Fee Schedule will be available. Additionally, for those New York Contracts under which the GAA is selected as a funding option, the withdrawal fee imposed under the Ten-Year Withdrawal Period (as set forth in the schedule above), will never be greater than (a) 7% of amounts withdrawn from investment options other than the GAA, plus (b) 7% of amounts withdrawn from the GAA, reduced (but not below zero) by one percent for each year the contract has been in force.

     The following schedule illustrates the withdrawal fee imposed if the Ten-Year Withdrawal Period is selected for Contracts issued in the States of Oregon and Texas:

               Number of Years
               Individual Account
               Has Been Established                Fee
               --------------------                ---
               Less than 5                          5%
               5 or more but less than 6            4%
               6 or more but less than 7            3%
               7 or more but less than 8            2%
               8 or more but less than 9            1%
               9 or more                            0%

     In selecting a charges and fees option, a Contract Holder should consider the composition and needs of its Participants to determine which option is most appropriate.

     Option A

     A Contract Holder may select any of the charges and fees elections under Option A below. Under Option A, a transfer credit may apply to transfers to the Company of assets not previously held by the Company. See "Determining Individual Account Current Value--Transfer Credits" and Appendices II and III. If a Contract is acquired by exchange, and a transfer credit will apply, then for existing Participants of the exchanged contract, the Option A charges and fees schedule set forth below with a Withdrawal Fee for 10 years will apply. See Appendix VI. New Participants of a Contract acquired by exchange will be subject to the charges and fees schedule selected by the Contract Holder.

     The charges and fees shown below for Contract Holders are the maximum Contract charges which will apply. There are conditions under which these charges and fees may be reduced for certain Contract Holders. See "Reduction of Mortality and Expense Risk and/or Administrative Charges" and "Reduction or Elimination of the Maintenance Fee."


-------------------------------------------------------------------------------------------------------------------------------
           OPTION "A" CHARGES                 Assets          Assets            Assets           Assets             Assets
                                               Less          $500,000         $1,000,001       $5,000,001           Greater
                                               than             to                to               to                than
                                             $500,000       $1,000,000        $5,000,000       $15,000,000        $15,000,000
-------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL FEE FOR 10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Charge                    1.25%             1.15%            1.05%             1.00%            0.95%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                   0.25%             0.15%            0.10%             0.05%            0.00%
-------------------------------------------------------------------------------------------------------------------------------
Maintenance Fee                                   $15               $15               $0                $0               $0
-------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL FEE FOR 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Charge                    1.25%             1.25%            1.15%             1.10%            1.05%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Charge                           0.25%             0.15%            0.10%             0.05%            0.00%
-------------------------------------------------------------------------------------------------------------------------------
Maintenance Fee                                   $15               $15               $0                $0               $0
-------------------------------------------------------------------------------------------------------------------------------






NO WITHDRAWAL FEE
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Charge                    1.25%             1.25%            1.15%             1.10%            1.05%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Charge                           0.25%             0.20%            0.15%             0.10%            0.05%
-------------------------------------------------------------------------------------------------------------------------------
Maintenance Fee                                   $20               $20              $10               $10              $10
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                       11

     Option B
--------------------------------------------------------------------------------

     Charges and fees elections under Option B are available if:

     a) the Company will receive all future allocations of assets of the Contract Holder's Plan(s); and

     b) the Contract Holder is transferring assets to the Company in an amount which satisfies the then current rules of the Company, applied in a nondiscriminatory manner.

     If a Contract is acquired by exchange, then for existing Participants of the exchanged contract, the Option B charges and fees schedule set forth below with a Withdrawal Fee for 10 years will apply. See Appendix VI. New Participants of a Contract acquired by exchange will be subject to the charges and fees schedule selected by the Contract Holder. If a Contract Holder selects a charges and fees election under Option B, no transfer credit will apply.

     The charges and fees shown below for Contract Holders are the maximum Contract charges which will apply. There are conditions under which these charges and fees may be reduced for certain Contract Holders. See "Reduction of Mortality and Expense Risk and/or Administrative Charges" and "Reduction or Elimination of the Maintenance Fee."


-------------------------------------------------------------------------------------------------------------------------------
OPTION "B" CHARGES                            Assets         Assets             Assets           Assets             Assets
                                               Less         $500,000          $1,000,001       $5,000,001          Greater
                                               than             to                to               to                than
                                             $500,000       $1,000,000        $5,000,000       $15,000,000        $15,000,000
-------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL FEE FOR 10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Charge                    1.15%             1.05%            0.95%             0.90%            0.85%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                   0.25%             0.15%            0.10%             0.05%            0.00%
Maintenance Fee                                   $15               $15               $0                $0               $0

WITHDRAWAL FEE FOR 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Charge                    1.15%             1.15%            1.05%             1.00%            0.95%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Charge                           0.25%             0.15%            0.10%             0.05%            0.00%
Maintenance Fee                                   $15               $15               $0                $0               $0
NO WITHDRAWAL FEE
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Charge                    1.15%             1.15%            1.05%             1.00%            0.95%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Charge                           0.25%             0.20%            0.15%             0.10%            0.05%
Maintenance Fee                                   $20               $20              $10               $10              $10


-------------------------------------------------------------------------------

     The following describes the charges and fees that we may deduct during the Accumulation Period from the Individual Accounts under each Contract.

ANNUAL MAINTENANCE FEE

     An annual Maintenance Fee is charged for each Participant and is deducted from the sum of the Current Value of your Individual Accounts under a Contract. This fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Individual Account. Because the annual Maintenance Fee is based, in part, on the amount of the Aggregate Current Value, the annual Maintenance Fee may change on each contract anniversary.


     The Maintenance Fee is deducted from your Individual Accounts on the Contract anniversary date (or, if not a valuation date, on the next valuation date). Under the Retirement Plus Contract, the Contract Holder may elect that the entire Maintenance Fee be deducted from only one Individual Account--either the Employee Account or the Employer Account. Alternatively, the Maintenance Fee may be billed to the employer at or prior to such deduction under the Retirement Plus Contract. A Maintenance Fee, to the extent permitted by state law, is also deducted upon the full withdrawal of a Participant's Individual Accounts. We deduct this fee from each investment option in the same proportion that the values held under each option have to the total value under the Individual Account. No Maintenance Fee is deducted from a separate Individual Account established for the purpose of a lump sum Contribution .


REDUCTION OR ELIMINATION OF THE MAINTENANCE FEE

     The annual Maintenance Fee may be reduced or eliminated for Contract Holders having an Aggregate Current Value greater than $1 million under various conditions as agreed to by us and by the Contract Holder in writing. Any reduction or elimination of the annual Maintenance Fee will reflect differences in administrative costs and services after taking into consideration factors such as the following:

o the characteristics and nature of the group to which a Contract is issued;

o the number of eligible Participants and the program's participation rate;

o the level of the Company's anticipated expenses in administering the Contract on an ongoing basis.


     We will determine any reduction or elimination of Maintenance Fees on a basis that is not unfairly discriminatory. We will make any reduction in annual Maintenance Fees according to the Company's own rules in effect at the time an application for a Contract is approved and/or at the time of Contract anniversary. We reserve the right to change these rules from time to time.


WITHDRAWAL FEE

     There are no deductions from Contributions for sales commissions or related expenses. Sales commissions and expenses are advanced by the Company and recovered out of any Withdrawal Fees or, if Withdrawal Fees are insufficient, out of its profits from investment activities, including the mortality and expense risk charges under a Contract. The total amount deducted for the Withdrawal Fee will not exceed 8.5% of the Contributions made to an Individual Account. For sales commissions paid in connection with the sale of a Contract, see "Contract Purchase--Distribution." If applicable, the Withdrawal Fee will apply to withdrawals from the Funds, the GA Account or the Fixed Account. No Withdrawal Fee will be deducted from the Fixed Plus Account. There are additional restrictions and deductions on withdrawals. See "Contract Rights--Withdrawals."

     A Withdrawal Fee is not deducted from any portion of the Individual Account Current Value under a Contract which is:


     (a) withdrawn due to the Participant's separation from service with the Contract Holder (the Contract Holder must submit documentation satisfactory to the Company confirming the Participant is no longer providing services to the employer);

     (b) applied to provide Annuity benefits under a Contract;

     (c) withdrawn on or after the tenth anniversary of the effective date of the Individual Account if a ten-year duration for Withdrawal Fees has been elected, or on or after the fifth anniversary if a five-year duration has been elected;

     (d) paid due to the death of the Participant before Annuity payments under a Contract begin;

     (e) withdrawn due to the election of any Systematic Distribution Option under a Contract (see "Systematic Distribution Options");

     (f) withdrawn due to financial hardship, as specified in the Code;

-------------------------------------------------------------------------------

     (g) paid where the Individual Account Current Value is $3,500 or less and no amount has been withdrawn, taken as a loan or used to purchase Annuity benefits during the prior 12 months; or

     (h) paid in an amount of up to 10 of the Individual Account Current Value. This applies only to the first partial withdrawal in each calendar year. The 10% amount will be calculated using the Individual Account Current Value on the date the request is received, in good order, in the Home Office. This provision is available to Participants who are between the ages of 59 1/2 and 70 1/2. Any loans outstanding on an Individual Account are excluded from the Individual Account Current Value when calculating the 10% amount. This provision is not applicable to a full withdrawal of the Individual Account, or to partial withdrawals due to loan defaults. See "Contract Rights--Contract Loans." This provision may not be exercised if SWO is elected. See "Systematic Distribution Options".

     (i) withdrawal due to a transfer of the Individual Account Current Value to another retirement product offered by the Company under the Contract Holder's Plan under various conditions as agreed to by us and by the Contract Holder in writing.

     Although no Withdrawal Fee is deducted in the above instances, the amount withdrawn may, however, be includible in gross income and subject to the 10% federal penalty tax. See "Tax Status--Contracts Used With Certain Retirement Plans"


MORTALITY AND EXPENSE RISK CHARGES

     We make a daily deduction from any portion of an Individual Account Current Value allocated to the Funds under a Contract for mortality and expense risks. The mortality risk charge is to compensate us for the risk we assume when we promise to continue making payments for the lives of individual Annuitants according to Annuity rates specified in the tables at the time Annuity payments begin. The expense risk charge is to compensate us for the risk that actual expenses for costs incurred under a Contract will exceed the maximum costs that can be charged under the Contract. Because it is based, in part, on the amount of the Aggregate Current Value, the charge for mortality and expense risks may change on each contract anniversary.

     Based on our actuarial determination, we do not anticipate that the Withdrawal Fee will cover all sales and administrative expenses which we will incur in connection with a Contract. Also, we do not intend to profit from either the annual Maintenance Fee or the administrative expense charge, if imposed. We do hope to profit from the daily deduction for mortality and expense risks. Any such profit, as well as any other profit realized by us and held in the general account (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of sales and distribution expenses.

ADMINISTRATIVE EXPENSE CHARGE

     We deduct a daily charge for administrative expenses from any portion of an Individual Account Current Value allocated to the Funds to reimburse the Company for some of the expenses we incur for administering a Contract. Because it is based, in part, on the amount of the Aggregate Current Value, the administrative expense charge may change on each contract anniversary.

REDUCTION OF MORTALITY AND EXPENSE RISK AND/OR ADMINISTRATIVE CHARGES

     Mortality and expense risk and/or administrative charges may be reduced from the maximum shown in the table for each Aggregate Current Value for a Contract Holder under various conditions as agreed to by us and by the Contract Holder in writing. Any reduction to the mortality and expense risk and/or administrative charges will reflect differences in expenses for administration after taking into consideration factors such as the following:

o The Plan design. For example, the Plan design may favor stability of invested assets and limit the conditions for withdrawals, loans, and investment options available which in turn will lower administrative expenses.

o  The number of eligible Participants and the program's participation rate.

o The frequency, consistency and method of submitting Contributions and loan repayments.

o  The projected annual Contributions for all Participants in the program.

o The method and extent of onsite services such as enrollment and ongoing Participant services.

o The Contract Holder's support and involvement in the communication, enrollment, Participant education, and other administrative services.

o  The type and level of other factors that affect the

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                                       14
   overall administrative expense.


     We will determine any reduction of mortality and expense risk and/or administrative expense charges on a basis that is not unfairly discriminatory. We will make any reduction in mortality and expense risk and/or administrative charges according to the Company's rules in effect at the time an application for a Contract is approved and/or at the time of Contract anniversary. We reserve the right to change these rules from time to time.


FUND EXPENSES

     Each Fund has an investment adviser. An investment advisory fee, based on the Fund's average net assets, is deducted from the assets of each Fund and paid to the investment adviser.

     Most expenses incurred in the operations of the Funds are borne by that Fund. Fund advisers may reimburse the Funds they advise for some or all of these expenses. For further details of each Fund's expenses, you and the Contract Holder should read the accompanying prospectus for each Fund and refer to the Fee Table in this Prospectus.

PREMIUM AND OTHER TAXES

     Several states and municipalities impose a premium tax on Annuities. Currently such taxes range from 0% to 4%. The Company reserves the right to deduct premium tax against Contributions or Current Values at any time, but no earlier than when due under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against a Contract or the Separate Account assets.

                   CHARGES AND FEES DURING THE ANNUITY PERIOD
================================================================================
     This section describes the charges and fees that we may deduct during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

     During the Annuity Period a daily charge for mortality and expense risks equal to an annual effective rate of 1.25% may be deducted from any portion of an Individual Account allocated to the Funds.

ADMINISTRATIVE EXPENSE CHARGE

     During the Annuity Period, a daily charge for administrative expenses equal to an annual effective rate of up to 0.25% may be deducted from any portion of an Individual Account under a Contract allocated to the Funds.

WITHDRAWAL FEE

     A Withdrawal Fee will apply during the Annuity Period if a non-lifetime Annuity Option is elected on a variable basis and the remaining value is withdrawn prior to the minimum number of years specified in the Contract. See "Annuity Period--Annuity Options."


                         SYSTEMATIC DISTRIBUTION OPTIONS
================================================================================
     The Company offers certain withdrawal options under each Contract that are not considered annuity options ("Systematic Distribution Options"). To exercise these options, the Current Value must meet the minimum dollar amounts and you must satisfy the age criteria applicable to that option.


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                                       15

     The Systematic Distribution Options currently available under the Contract include the following:

o SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Individual Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. (This option may not be elected if you have an outstanding contract loan.)

o ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at the later of age 70 1/2 or retirement, or for 5% owners at age 70 1/2 and pays you that amount once a year. (See "Tax Status.")

     Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office. For Contracts issued in the state of New York, no Market Value Adjustment will be imposed on withdrawals from the GA Account for ECO.

     If one of the Systematic Distribution Options is selected, your Account will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Current Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

     Once elected, a Systematic Distribution Option , may be revoked at any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Systematic Distribution Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of those Systematic Distribution Options at any time, and/or to change the terms of future elections.

                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

     We must receive in writing the Annuity start date and Annuity option you have elected (for details, see the Statement of Additional Information). Until a date and option are elected, your Individual Accounts will continue in the Accumulation Period.


     We must receive written notice at least 30 days before Annuity payments begin electing or changing (a) the date on which Annuity payments are to begin,
(b) the Annuity option, (c) whether the payments are to be made monthly, quarterly, semiannually or annually, and (d) the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account, or a variable annuity using any of the funds available at the time of annuitization). Under the Retirement Plus Contract, the Contract Holder, on your behalf, must provide such written notice to us. Once Annuity Payments begin, the Annuity Option may not be changed. Subject to state regulatory approval, transfers during the Annuity Period are allowed; however, we reserve the right to limit such transfers to four per year.


     If Annuity payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate (3 1/2% per annum, unless a 5% annual rate is elected). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent the net investment rate exceeds 5% on an annualized basis. Annuity payments would decline if the rate were below 5%. Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for details regarding the selection of a net investment rate.)

     No election may be made that would result in a first Annuity payment or total yearly Annuity payments of less than the minimum amounts specified in the Contract. If the combined value of the Employer and Employee Accounts is insufficient to elect an option for the minimum amount specified, a lump sum payment must be elected.

     When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95.


     Annuity payments may not extend beyond (a) your life, (b) the joint lives of you and your Plan Beneficiary, (c) a period certain greater than your life expectancy, or (d) a period certain greater than the joint life expectancies of you and your Plan Beneficiary.


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                                       16

     The Code has required distribution rules for Section 403(b), 401(a) and 401(k) Plans. See "Tax Status - Contracts Used With Certain Retirement Plans".


     In determining the amount of benefit payments, the minimum distribution incidental death benefit rule described in IRS regulations* must be satisfied. This distribution rule does not apply to certain 403(b) Plans if Annuity Option 3 is elected and your spouse is the second Annuitant. See "Annuity Period--Annuity Options."

     You will be subject to a 50% federal penalty tax on the amount of distribution required each year that is not distributed under the Code's minimum distribution rules.

* This rule assures that any death benefits payable under the Plan are incidental to the primary purpose of the Plan which is to provide retirement benefits to the Participant. The amount to be distributed under this rule is determined based on the Participant's age and tables contained in the IRS regulations.

     If you elect a Variable Annuity Option, your Individual Account will be allocated to the Separate Account and the Company will make a daily deduction for mortality and expense risks. See "Charges and Fees During the Accumulation Period--Mortality and Expense Risk Charges." Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though the Company assumes no mortality risk. During the Accumulation Period, the Company will also deduct daily a charge for administrative expenses. See "Charges and Fees During the Annuity Period--Administrative Expense Charge."

ANNUITY OPTIONS


You or, under the Retirement Plus Contract, the Contract Holder on your behalf, may choose one of the following Annuity options:

o Option 1--Payments for a Stated Period of Time--An Annuity will be paid for 5 to 30 years.

     For amounts held in the Fixed Plus Account the Annuity must be paid on a fixed basis. If payments for this option are made under a Variable Annuity, the present value of any remaining payments may be withdrawn at any time. If a withdrawal is requested before five years of payments have been made, it will be subject to any Withdrawal Fee, if applicable. (See "Charges and Fees During the Accumulation Period.")

o Option 2--Life Income Based on the Life of the Annuitant--Payments will be made until the death of the Annuitant. When this option is chosen, a choice from the following must be made:

     (a) payments cease at the death of the Annuitant;

     (b) payments may be guaranteed for 5-30 years; or

     (c) cash refund: if the Annuitant dies, the Plan Beneficiary will receive a lump sum payment equal to the amount applied to the Annuity option (less any premium tax) less the total amount of Fixed Annuity payments paid prior to such death. This cash refund feature is only available if the total amount applied to the Annuity option is allocated to a Fixed Annuity.

o Option 3--Life Income Based Upon the Lives of Two Annuitants--An Annuity will be paid during the lives of the Annuitant and a joint Annuitant. Payments will continue until both Annuitants have died. When this option is chosen, a choice of the following must be made:

     (a) 100% of the payment to continue after the first death;
     (b) 66 2/3% of the payment to continue after the first death;
     (c) 50% of the payment to continue after the first death;
     (d) 100% of the payment to continue after the first death with a guarantee of 5-30 years;
     (e) 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant; or
     (f) 100% of the payment to continue after the first death with a cash refund feature. If the Annuitant and joint Annuitant die, the Plan Beneficiary will receive a lump sum payment equal to the amount applied to the Annuity option (less any premium tax) less the total amount of Fixed Annuity payments paid prior to such death. This cash refund feature is only available if the total amount applied to the Annuity option is allocated to a Fixed Annuity.

o Option 4--Payments of Interest on Sum Left with the Company (if available under the Contract)--This Option may be used only by the Plan Beneficiary when the Participant dies before the Company has started paying an Annuity. A portion or all of the sum paid upon death may be held under this Option and will be held in the general account of the Company at interest. The Contract Holder, on behalf of the Plan Beneficiary, may later tell the Company to:

         Pay a portion or all of the sum held by the Company; or


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                                       17

     Apply a portion or all of the sum held by the Company to any Annuity Option above.

     If the Plan Beneficiary is the Participant's surviving spouse, the lump-sum payment may be deferred to a date not later than when the Participant would have attained age 70-1/2.

     If the Plan Beneficiary is not a spouse, the Contract Holder must tell the Company to pay the full sum within 5 years after the death of the Participant.

     If a Fixed Annuity is chosen under option 1, option 2 a) or b) or option 3
a) or d), the Participant may elect an annual increase of one, two or three percent compounded annually.

     We may also offer additional Annuity Options under your Contract from time to time.

     Payments under any lifetime Annuity option will be determined without regard to the sex of the Annuitant(s). Such Annuity payments will be based solely on the age of the Annuitant(s).

     If a lifetime option is elected without a guaranteed minimum payment period, it is possible that only one Annuity payment will be made if the Annuitant under Option 2, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity payment.

     Once lifetime Annuity payments begin, neither the Contract Holder nor the Annuitant can elect to receive a lump sum settlement.


                                  DEATH BENEFIT
================================================================================

ACCUMULATION PERIOD


     A portion or all of any death proceeds may be (a) paid to the Plan Beneficiary in a lump sum; (b) applied to any of the Annuity Options; (c) subject to applicable provisions of the Code, left in the variable investment options; (d) if the Plan Beneficiary is your spouse, paid under a Systematic Distribution Option; or (e) subject to applicable provisions of the Code, left on deposit in the Company's general account and the Plan Beneficiary may receive monthly, quarterly, semiannual or annual interest payments at the interest rate then currently being credited on such deposits. The balance on deposit can be withdrawn at any time or applied under any Annuity Option. See "Annuity Period--Annuity Options." Under the Retirement Plus Contract, any death proceeds will be paid as directed by the Contract Holder. Any lump sum payment paid during the Accumulation Period or under the applicable lifetime or nonlifetime Annuity options will normally be mailed to the Contract Holder, or to the Plan Beneficiary,(if requested by the Contract Holder), within seven calendar days after proof of death acceptable to the Company and a request for payment on a form acceptable to the Company is received at our Home Office in good order.

     Until the election of method of payment, amounts will remain invested as they were before the death, and the Beneficiary will assume all nonforfeitable rights under a Contract. The Code requires that distributions begin within a certain time period. If the Plan Beneficiary is your surviving spouse and the Plan allows, the Plan Beneficiary has until you would have attained age 70 1/2 to begin Annuity payments, to receive a lump sum distribution, or to begin receiving distributions under a Systematic Distribution Option. If your Plan Beneficiary is not your surviving spouse, either Annuity payments must begin by December 31 of the year following the year of your death, or the entire value must be distributed by December 31 of the fifth year following the year of your death. In no event may payments to any Plan Beneficiary extend beyond the life of the Plan Beneficiary or any period certain greater than the Plan Beneficiary's life expectancy. Failure to commence distribution within the above time periods can result in tax penalties.

     If a lump sum distribution is elected, the Plan Beneficiary will receive the value of the Individual Account determined as of the Valuation Period in which proof of death acceptable to us and a request for payment on a form acceptable to the Company is received at our Home Office in good order. The distribution is taxed in the same manner as a full surrender. If an Annuity Option is elected, the value applied to the Annuity Option is determined in the same manner, and the proceeds are taxed in the same manner as the annuity payments. If amounts are left in the variable investment options, the Individual Account Current Value will continue to be affected by the investment performance of the investment option(s) selected. If amounts are left on deposit in the general account, the principal amount is guaranteed, but interest payments may vary. In general, regardless of the method of payment, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments. (See "Tax Status.")


ANNUITY PERIOD

     If an Annuitant dies after Annuity payments have begun, any death benefit payable will depend upon the terms of a Contract and the Annuity option selected.

     If Annuity Option 2 or 3 was elected without a guaranteed minimum payment period under a Contract, Annuity payments will cease upon the death of the Annuitant under a Life Annuity or the death of the surviving Annuitant under Option 3.

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                                       18

     Under a Contract, if Annuity Option 2 or 3 was elected with a guaranteed minimum payment period and the death of the Annuitant under Annuity Option 2 or the surviving Annuitant under Option 3 occurs prior to the end of that period, we will pay to the person designated by the Contract Holder in a lump sum (unless otherwise requested) the present value of the guaranteed Annuity payments remaining. Such value will be determined as of the Valuation Period in which proof of death acceptable to us and a request for payment are received at our Home Office. The value will be reduced by any payments made after the date of death.


     If Annuity Option 2 was elected with a guaranteed minimum payment period under a Contract and the Annuitant dies before all guaranteed payments are made, the value of any remaining payments may be paid in a lump sum to your Plan Beneficiary and no Withdrawal Fee will be imposed. Such value will be determined as of the Valuation Period in which proof of death acceptable to us and a request for payment on a form acceptable to the Company are received at our Home Office in good order.

     If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed to your designated Plan Beneficiary at least as rapidly as under the original method of distribution.


     Any lump sum payment paid under the applicable lifetime or nonlifetime Annuity options will normally be made within seven calendar days after proof of death, acceptable to us, and a request for payment are received at our Home Office.

                                   TAX STATUS
================================================================================


Introduction

     The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Participant or Plan Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

Taxation of the Company

     The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Contracts Used With Certain Retirement Plans

     In General. The Contract is designed for use with Section 403(b) plans, and
Section 401(a) and Section 401(k) plans. The tax rules applicable to retirement plans vary according to the type of plan and the terms and conditions of the plan.

     The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as Plan Beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that Contributions , distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

     Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b), 401(a) and 401(k) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 or retire, if later. However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. For all Participants, other than 5% owners, distributions under 401(a) and 401(k) Plans, and distributions attributable to Contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later. For 5% owners, such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2.

     In general, annuity payments must be distributed over your life or the joint lives of you and your Plan Beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your Plan Beneficiary.

     If you die after the required minimum distribution has commenced, distributions to your Plan Beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your Plan Beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your Plan Beneficiary by December 31 of the year following your death. However, a spousal Plan Beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

     If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the Plan Beneficiary or over a period not extending beyond the life expectancy of the Plan Beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 70 1/2.

     If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

     Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to an


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                                       19
individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax Contributions to the Plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax Contributions were made.

     In general, payments received by your Plan Beneficiaries after your death are taxed in the same manner as if you had received those payments, except that a limited death benefit exclusion may apply to payments made for deaths occurring on or before August 20, 1996.

     Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

     The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 59-1/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your Plan Beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

     Section 403(b) Plans. Under Code Section 403(b), Contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

     In order to be excludable from taxable income, total annual Contributions made by you and your employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the Plan and, for years beginning after December 31, 1997, includes any elective deferrals under Code Section 402(g) and any amounts not includible in gross income under Code Section 125 or 457. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account your length of employment and any pretax Contributions to certain other retirement plans. These two limits apply to your Contributions as well as to any Contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction Contributions to generally no more than $10,000 annually (subject to indexing); your own limit may be higher or lower, depending on certain conditions. In addition Purchase Payments will be excluded from a Participant's gross income only if the Plan meets certain nondiscrimination requirements.

     Code Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction Contributions made after December 31, 1988;
(2) earnings on those Contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Subject to the terms of the Plan, distribution of those amounts may only occur upon death of the employee, attainment of age 591/2, separation from service, disability, or financial hardship. In addition, income attributable to salary reduction Contributions may not be distributed in the case of hardship.

     If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts covered by this Prospectus, amounts transferred from a Code
Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

     Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under Section 403(b) Plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includable in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners


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                                       20
could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the owner from being considered the federal tax owner of the assets of the Separate Account.

     Section 401(a) and 401(k) Plans. Section 401(a) and 401(k) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the Plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual except to a Participant as a means to provide benefit payments.

     The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the Plan and, for years beginning after December 31, 1997, includes any elective deferrals under Code
Section 402(g) and any amounts not includible in gross income under Code Section 125 or 457. The limit applies to your Contributions as well as any Contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction Contributions under a 401(k) Plan to generally no more than $10,000 annually (subject to indexing). Your own limits may be higher or lower, depending on certain conditions. In addition, Purchase Payments will be excluded from a Participant's gross income only if the Plan meets certain nondiscrimination requirements.

     Code Section 401(k) restricts distribution from the 401(k) Employee Account and possibly all or a portion of the 401(k) Employer Account, if such amounts are included in determining compliance with certain nondiscrimination requirements under the Code.

     Subject to the terms of the Plan, distribution of these restricted amounts may only occur upon retirement, death of the employee, attainment of age 59 1/2, disability, separation from service, financial hardship, termination of the Plan in certain circumstances or upon disposition of substantially all of the employer's assets or of a subsidiary. In addition, income attributable to salary reduction Contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

                                  MISCELLANEOUS
================================================================================

VOTING RIGHTS

     Each Contract Holder may direct us in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.

     The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the sum of all Current Values of a Contract attributable to that Fund divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the Valuation Reserve applicable to the portion of a Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of a Contract or Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

     Participants and Annuitants have a fully vested (100%) interest in the value of the Individual Accounts which are credited with Participant Contributions. Participants and Annuitants also have a nonforfeitable (vested) right to the value of the Employer Account pursuant to the terms of, and to the extent of their vested percentage under the Plan. Therefore, such Participants and Annuitants may instruct the Contract Holder how to direct us to cast the votes for the portion of the Current Value or Valuation Reserve attributable to their Individual Accounts. Votes attributable to those Participants and Annuitants who do not instruct the Contract Holder will be cast by us in the same proportion as votes for which instructions have been received by the Contract Holder. Votes attributable to Contract Holders who do not direct us will be cast by us in the same proportion as the votes for which we have received directions.

     Contract Holders, or Participants and Annuitants entitled to instruct the casting of votes, will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and

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                                       21
a statement of the number of votes attributable to their participation under a Contract and stating the right to instruct the Contract Holder how such votes shall be cast.

MODIFICATION OF THE CONTRACTS

     Only an authorized officer of the Company may change the terms of this Contract. The Company reserves the right to modify this Contract to meet the requirements of applicable state and federal laws or regulations. The Company will notify the Contract Holder and Participants in writing of any changes.

     The Company may change the tables for determining the amount of Annuity benefit payments attributable only to Contributions accepted after the effective date of change, without Contract Holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the Contract, or (2) the effective date of a previous change. The Company will notify the Contract Holder in writing at least thirty (30) days before the effective date of the change. The Company may not make changes which adversely affect the Annuity benefits attributable to Contributions already made to the Contract.

CONTRACT HOLDER INQUIRIES

     A Contract Holder or a Participant may direct inquiries to a local representative of the Distributor or may write directly to us at the address shown on the cover page of this prospectus.

TELEPHONE TRANSFERS


     Subject to the Contract Holder's approval, you automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number (PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record all calls on the 800 line. Note:
All Account information and transactions permitted are subject to the terms of the Plan(s).


PAYMENTS

     Payments for withdrawal requests (subject to the limitations on withdrawals from the Fixed Plus Account described in Appendices II and III) will be made in accordance with SEC requirements, but normally not later than seven calendar days after a properly completed disbursement form is received at our Home Office or within seven calendar days of the date the withdrawal form may specify. Payments may be delayed for: (a) any period in which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or in which trading on the Exchange is restricted; (b) any period in which an emergency exists where disposal of securities held by the Funds is not reasonably practicable or is not reasonably practicable for the value of the assets of the Funds to be fairly determined; or (c) such other periods as the SEC may by order permit for the protection of Contract Holders and Participants. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

     Unless contrary to applicable law, assignment of a Contract or an Individual Account is prohibited.

LEGAL PROCEEDINGS

     We know of no material legal proceedings pending to which the Separate Account is a party, nor which would materially affect the Separate Account.

LEGAL MATTERS

     The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


YEAR 2000

     Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna"), has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory,
(ii) assessment, (iii) remediation and (iv) testing and certification. Aetna is currently in the assessment or remediation stages of its plan for the systems and applications related to the Separate Account, including those relating to the Company, and Aeltus Investment Management, Inc., the subadviser to most Aetna affiliated mutual funds. Testing and certification of these systems is targeted for completion by mid 1999. The costs of these efforts will not affect the Separate Account.

     The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna is currently examining its relationships with third parties as part of its Year 2000 plan. While the Company believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000

-------------------------------------------------------------------------------
date-sensitive information, preparation by third parties is outside the Company's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.



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                                       23

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The following items are the contents of the Statement of Additional
Information:


         General Information and History
         Variable Annuity Account C
         Offering and Purchase of Contracts
         Performance Data
           General
           Average Annual Total Return Quotations
         Performance of Similarly Managed Funds
         Annuity Payments
         Sales Material
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of Aetna Life Insurance and Annuity Company


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                                       24

                                   APPENDIX I

                         GUARANTEED ACCUMULATION ACCOUNT
================================================================================


This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

The Guaranteed Accumulation Account ("GAA") is a credited interest option available under some Contracts during the Accumulation Period. All amounts allocated to Long-Term Classifications of GAA are held in a nonunitized separate account. In addition, if approved in your jurisdiction, amounts allocated to or automatically rolling over to Short-Term Classifications of GAA on or after September 1, 1998 are held in the nonunitized separate account. If and to the extent provided in the applicable Contracts, assets of the nonunitized separate account are not chargeable with liabilities of any other business conducted by the Company, and income, gains and losses of the nonunitized separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. The Company intends to amend all Contracts covered by this Prospectus in order to provide that the assets of the nonunitized separate account are "insulated" from other Company liabilities as described above.

Amounts allocated to Short-Term Classifications of GAA prior to September 1, 1998 (and amounts allocated to or rolling over to Short-Term Classifications of GAA on or after that date but prior to necessary state approval) are held in the Company's general account that supports insurance and annuity obligations. These general account assets may be charged with liabilities arising out of any other business of the Company.


     The GAA is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

     During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years and Long-Term GAA has Guaranteed Terms from more than three and up to ten years.

     Purchase Payments must remain in the GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a Market Value Adjustment ("MVA"). For Contracts issued in New York, no MVA applies upon the election of the Estate Conservation Option or the Systemic Withdrawal Option. An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount that is less than the amount paid into the GAA.

     As a Guaranteed Term matures assets accumulating under the GAA may be (a) transferred to a new Guaranteed Term, if available under the Contract, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a Withdrawal Fee, federal tax penalties or mandatory income tax withholding and a Maintenance Fee.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts which have been accumulating under the GAA transferred to one or more of the Funds available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

     The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Transfers are permitted among Guaranteed Terms. However, amounts applied to the GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or credited interest option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made during the end of a Guaranteed Term, unless such transfer is due to

-------------------------------------------------------------------------------
                                       25
the maturity of the Guaranteed Term.

CONTRACT LOANS

     Loans may not be made against amounts held in the GAA, although such value is included in determining the value of the Individual Account against which a loan may be made.

REINVESTMENT PRIVILEGE

     If amounts are withdrawn from the GAA and reinvested they will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

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                                       26

                                   APPENDIX II

                               FIXED PLUS ACCOUNT
================================================================================

After receipt of any required regulatory approval in a given state, all Contracts issued in that state will provide for the availability of this Fixed Plus Account investment option.

The following summarizes material information concerning the Fixed Plus Account that is offered as an option under the Contracts. Additional information may by found in your certificate or Contract. Amounts allocated to the Fixed Plus Accounts are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

     The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in a Contract. We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Contribution values and promising a minimum interest rate and Annuity payment.

     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     The Company reserves the right to limit Net Contribution(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS


     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a Systematic Distribution Option. The 20% limit is waived if the partial withdrawal is taken pro rata from each investment option in which the Individual Account invests; and is due to annuitization under a fixed lifetime or non-lifetime Annuity option, or a variable lifetime Annuity option, or due to death. The waiver upon death will only be exercised once and must occur within 6 months after the Participant's date of death. In addition, subject to state regulatory approval, the 20% limit is waived if the partial withdrawal is due to hardship from an unforeseeable emergency, as defined by the Code, and if the following conditions are met: i) the hardship is certified; ii) the partial withdrawal is taken pro rata from each investment option in which the Individual Account invests; iii) the amount is paid directly to you; and iv) the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period.


     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

     o One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, loan, transfers or annuitizations made in the prior 12 months;

     o One-fourth of the then remaining Fixed Plus Account Value 12 months later;

     o One-third of the then remaining Fixed Plus Account Value 12 months later;

     o One-half of the then remaining Fixed Plus Account Value 12 months later; and

     o   The balance of the Fixed Plus Account Value 12 months later.

     We will waive this payout provision for a Fixed Plus Account full surrender if a full withdrawal is made due to:


     (a) the Participant's death, before Annuity payments begin and request for payment is received within 6 months after the Participant's date of death;

     (b) the election of a fixed lifetime or non-lifetime Annuity option or a variable lifetime Annuity option; or



-------------------------------------------------------------------------------
                                       27

     (c) if the Fixed Plus Account Value is $3,500 or less and no withdrawals, transfers, loan or annuitizations have been made from the Account within the prior 12 months.

         or

     (d) Subject to state regulatory approval, due to your separation from service with the employer, provided that:

         (1)  the employer certifies that you have separated from service;

         (2) the amount is withdrawn within one year from separation from service or, if withdrawn after one year from separation from service, the amount withdrawn is paid directly to you; and

         (3) the amount paid for all withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.


     Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.

TRANSFERS AMONG INVESTMENT OPTIONS


     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a Systematic Distribution Option . The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.


     By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Funds available during the Annuity Period to provide lifetime Variable Annuity payments.

SWO

     The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

LOANS

     Loans may be made from those Individual Account Current Values held in the Fixed Plus Account. A 5% default charge may be assessed on amounts loaned from, but not repaid to the Fixed Plus Account. The default charge will apply to borrowed amounts that exceed the amount eligible for withdrawal at the time the loan is made.

TRANSFER CREDITS


     The Company provides a transfer credit in certain circumstances. See "Transfer Credits". The Transfer Credit is a specified percentage of the assets transferred to the Company under a Contract that remain in the Individual Accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. The transfer credit is applied to the Current Value held in the Fixed Plus Account.


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                                       28

                                  APPENDIX III

                               FIXED PLUS ACCOUNT
                   (Applicable only in limited circumstances)
================================================================================


The Fixed Plus Account described below will be available as an investment option for all Contributions under Contracts issued in a given state until the Company obtains any required state regulatory approval to offer the Fixed Plus Account investment option described in Appendix II. Subject to state regulatory approval, certain Contracts under which the Fixed Plus Account described below is an investment option may be endorsed to (i) provide that no new Contributions or transfers may be made to the Fixed Plus Account described below; or (2) make the Fixed Plus Account investment option described in Appendix II applicable to all new and existing Contributions to the Fixed Plus Account.


The following summarizes material information concerning the Fixed Plus Account that is offered as an option under the Contracts. Additional information may be found in your certificate or contract. Amounts allocated to the Fixed Plus Accounts are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

     The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in a Contract. We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Contribution values and promising a minimum interest rate and Annuity payment.

     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     Beginning on the tenth Individual Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Individual Accounts that have not reached their tenth anniversary.

     The Company reserves the right to limit Net Contribution(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS


     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a Systematic Distribution Option. The 20% limit is waived if the partial withdrawal is taken pro rata from each investment option in which the Individual Account invests; and is due to annuitization under a fixed lifetime or non-lifetime Annuity option, or a variable lifetime Annuity option, or due to death. The waiver upon death will only be exercised once and must occur within 6 months after the Participant's date of death.


     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

-------------------------------------------------------------------------------
                                       29

     o One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, loan, transfers or annuitizations made in the prior 12 months;

     o One-fourth of the then remaining Fixed Plus Account Value 12 months later;

     o One-third of the then remaining Fixed Plus Account Value 12 months later;

     o One-half of the then remaining Fixed Plus Account Value 12 months later; and

     o   The balance of the Fixed Plus Account Value 12 months later.

     We will waive this payout provision for a Fixed Plus Account full surrender if a full withdrawal is made due to:

     (a) the Participant's death, before Annuity payments begin and request for payment is received within 6 months after the Participant's date of death;

     (b) the election of a fixed lifetime or non-lifetime Annuity option or a variable lifetime Annuity option; or

     (c) if the Fixed Plus Account Value is $3,500 or less and no withdrawals, transfers, loan or annuitizations have been made from the Account within the prior 12 months.

     Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.

TRANSFERS AMONG INVESTMENT OPTIONS


     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a Systematic Distribution Option. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.


     By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Funds available during the Annuity Period to provide lifetime Variable Annuity payments.

SWO

     The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

LOANS

     Loans may be made from those Individual Account Current Values held in the Fixed Plus Account. A 5% default charge may be assessed on amounts loaned from, but not repaid to the Fixed Plus Account. The default charge will apply to borrowed amounts that exceed the amount eligible for withdrawal at the time the loan is made.

TRANSFER CREDITS


     The Company provides a transfer credit in certain circumstances. See "Transfer Credits". The Transfer Credit is a specified percentage of the assets transferred to the Company under a Contract that remain in the Individual Accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. The transfer credit is applied to the Current Value held in the Fixed Plus Account.


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                                       30

                                   APPENDIX IV

                                  FIXED ACCOUNT
                   (Applicable only in limited circumstances)
================================================================================


If made available under your Contract, the Fixed Account is an investment option available only for amounts previously allocated to a Fixed Account under contracts that are exchanged into one or more of the Contracts. See Appendix VI. No new Contributions or transfers to the Fixed Account will be allowed.


The following summarizes material information concerning the Fixed Account. Additional information may be found in your certificate or Contract. Amounts allocated to the Fixed Account are held in the Company's general account. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

     The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. (This minimum interest rate cannot be changed by the Company.) We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to 6 months or (b) as provided by federal law.

     In addition, if allowed by state law, we may pay any Fixed Account withdrawal value in equal payments, with interest, over a period not to exceed 60 months, when:

     (a) the Fixed Account withdrawal value for the Contract or for the total of the Accounts under the Contract exceeds $250,000 on the day prior to the withdrawal; and

     (b) the sum of the current Fixed Account withdrawal and the total of all Fixed Account withdrawals from the Contract or any Account under the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

     Interest, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGES

     The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount that may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account will be permitted without regard to this limitation.

     By notifying us at our Home Office at least 30 days before Annuity payments begin, the Contract Holder, on your behalf, may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Funds available during the Annuity Period to provide Variable Annuity payments.

CONTRACT LOANS

     Loans may be made from those Individual Account Current Values held in the Fixed Account.

-------------------------------------------------------------------------------
                                       31

                                   APPENDIX V

                        EMPLOYEE APPOINTMENT OF EMPLOYER
                       AS AGENT UNDER AN ANNUITY CONTRACT
                         (FOR RETIREMENT PLUS CONTRACTS)
================================================================================

     My employer has adopted a plan under Internal Revenue Code Sections 403(b) or 401(a)/401(k) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") Retirement Plus group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

     By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

     As a Participant in the Plan, I understand and agree to the following terms and conditions:

     o I own the value of my Employee Account subject to the restrictions of Sections 403(b) or 401(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(k), I have ownership in the value of my Employer Account.

     o I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

     o My employer may permit me to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

     o On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

     o In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.


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                                       32

                                   APPENDIX VI

                         CONTRACTS ACQUIRED BY EXCHANGE
================================================================================

     Certain holders of contracts issued by the Company may exchange their contract(s) (the "Exchanged Contracts") for either or both of the Contracts (the "Acquired Contract(s)"). The contracts eligible for exchange are existing group tax-deferred annuity contracts issued by the Company of the same class as the Contracts. The Company will not assess any charges or deductions in connection with an exchange. See "Deferred Sales Charges" below. Upon an exchange, the rights of the Exchanged Contract holder and participants under the Exchanged Contract will be governed by the Acquired Contract(s).

DIFFERENCES BETWEEN EXCHANGED CONTRACTS AND ACQUIRED CONTRACTS


     The terms of the Acquired Contracts vary from the Exchanged Contracts and it may or may not be advantageous to make an exchange. Contract Holders and Participants should review the Acquired Contract and an Exchanged Contract to determine all the differences. Some differences relate to the minimum guaranteed interest rates for the GAA, Fixed Plus Account and the Fixed Account, the availability of the Fixed Account (see Appendix IV), the operation of the Fixed Plus Account (see Appendix II and Appendix III), the annuity options, and the tables on which Annuity payments are based.


SPECIAL ACQUIRED CONTRACTS PROVISIONS

     Except as follows, terms of the Acquired Contracts are identical to the Contracts described in the Prospectus:

Transfer Credit


     If a new participant under an Acquired Contract transfers to the Company assets not previously held by the Company, the new participant may receive a transfer credit. Participants of an Exchanged Contract in effect for less than a period of time specified by the Company who transferred assets not previously held by the Company may also receive a transfer credit. See "Transfer Credit."


Deferred Sales Charge

     Under the Acquired Contract, new Participants of the Acquired Contract will be subject to the Withdrawal Fee elected by the Contract Holder. See "Charges and Fees During the Annuity Period". The Withdrawal Fee for existing Participants of an Exchanged Contract, however, will be subject to the deferred sales charges outlined below and as previously set forth in their Exchanged Contract unless such charges are reduced or eliminated. See "Reduction or Elimination of the Deferred Sales Charge" below. In general, deferred sales charges may be deducted from amounts withdrawn during the first 10 Purchase Payment Periods completed (if the Exchanged Contract is an Installment Purchase Payment Contract) or 9 Account Years (if the Exchanged Contract is a Single Purchase Payment Contract), as set forth in the table below. In some cases, the deferred sales charge will be based on Account Years for both Installment Purchase Payment Contracts and for Single Purchase Payment Contracts. Please refer to the Contract endorsement relating to the exchange to obtain more specific information. Consult the Exchanged Contract to determine whether it is an Installment Payment Contract or Single Purchase Payment Contract. For purposes of determining if a deferred sales charge applies under an Acquired Contract, amounts received under an Exchanged Contract will be credited for the period of time during which the amount was held under an Exchanged Contract.

Reduction or Elimination of the Deferred Sales Charge

     For a particular Plan, we may reduce, waive or eliminate the deferred sales charge for existing Participants of a Contract acquired by exchange. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charges are intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:

o    the level of the Company's sales-related expenses;

o    the specific distribution provisions of the Plan;

o the level of employer involvement in determining eligibility for distributions under the Contract; and

-------------------------------------------------------------------------------
                                       33

o the Company's assessment of financial risk to the Company relating to withdrawals.

We will determine any reduction, waiver or elimination of deferred sales charges on a basis that is not unfairly discriminatory. We will make any reduction in deferred sales charge according to the Company's rules in effect at the time an application for an Acquired Contract is approved. We reserve the right to change these rules from time to time.

     The following tables reflect the deferred sales charge deduction as a percentage of the amount withdrawn from the Funds, GAA and the Fixed Account:

                      INSTALLMENT PURCHASE PAYMENT ACCOUNT:

               Purchase Payment                     Deferred Sales
               Periods Completed*                  Charge Deduction
               ------------------                  ----------------
               Less than 5                                 5%
               5 or more but less than 7                   4%
               7 or more but less than 9                   3%
               9 or 10                                     2%
               More than 10                                0%


* For some Contracts, the deferred sales charge for Installment Purchase Payment Accounts will be based on Account Years. Please refer to the Contract endorsement relating to the exchange.



                        SINGLE PURCHASE PAYMENT ACCOUNT:

               Account Years                        Deferred Sales
               Completed                           Charge Deduction
               ---------                           ----------------
               Less than 5                                5%
               5 or more but less than 6                  4%
               6 or more but less than 7                  3%
               7 or more but less than 8                  2%
               8 or more but less than 9                  1%
               9 or more                                  0%

     The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to an Individual Account.

     The deferred sales charge will apply to withdrawals during the Accumulation Period. It will apply during the Annuity Period if a non-lifetime Annuity option is elected on a variable basis and the remaining value is withdrawn before five years of Annuity payments have been completed.

FIXED PLUS ACCOUNT


     For Acquired Contracts that allow investment in the Fixed Plus Account described in Appendix III, there is a one-time election for Individual Accounts established with Net Contributions from exchanged Company Contracts.

     1) During a specified period beginning on the Contract effective date, Participants will have a one-time opportunity to elect, by giving notice to the Company, to have all amounts held in the Fixed Plus Account be subject to the Fixed Plus Account rules described in Appendix II. Participants who make the election described in the preceding sentence will not be entitled to be credited, beginning on the tenth anniversary of the effective date of their Individual Account, with an interest rate that is higher than the then declared rate for Individual Accounts before the tenth anniversary on any amounts held in the Fixed Plus Account (See Appendix III). An election made pursuant to this provision may not be revoked.


     2) For Participants who do not make the election allowed under 1) above, amounts attributable to their balances in the Fixed Plus Account on the Contract effective date will remain subject to the rules described in Appendix III until such time as they are transferred to another investment option or withdrawn.

-------------------------------------------------------------------------------
                                       34

                                  APPENDIX VII
                         CONDENSED FINANCIAL INFORMATION

                                     TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================


For Contracts with total Separate Account Charges of 0.95% the condensed financial information presented below for the year or period ended December 31, 1997, is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                                            1997                  1996
                                                            ----                  ----
AETNA BALANCED VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.902
  Increase (decrease) in value of accumulation unit(1)                              9.02%(2)
  Number of accumulation units outstanding at end of period                      702,222
AETNA BOND VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.503
  Increase (decrease) in value of accumulation unit(1)                              5.03%(2)
  Number of accumulation units outstanding at end of period                      161,765
AETNA GROWTH AND INCOME VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.469
  Increase (decrease) in value of accumulation unit(1)                             14.69%(2)
  Number of accumulation units outstanding at end of period                    2,876,728
AETNA MONEY MARKET VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.277
  Increase (decrease) in value of accumulation unit(1)                              2.77%(2)
  Number of accumulation units outstanding at end of period                       39,811
AETNA ASCENT VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.472
  Increase (decrease) in value of accumulation unit(1)                             14.72%(2)
  Number of accumulation units outstanding at end of period                       20,237
AETNA CROSSROADS VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.146
  Increase (decrease) in value of accumulation unit(1)                             11.46%(2)
  Number of accumulation units outstanding at end of period                        7,882
AETNA LEGACY VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.905
  Increase (decrease) in value of accumulation unit(1)                              9.05%(2)
  Number of accumulation units outstanding at end of period                           61


-------------------------------------------------------------------------------
                                       35




                   CONDENSED FINANCIAL INFORMATION (continued)
                                                              1997                1996
                                                              ----                ----
AETNA GROWTH VP
  Value at beginning of period                                                   $10.000(3)
  Value at end of period                                                         $10.934
  Increase (decrease) in value of accumulation unit(1)                              9.34%(3)
  Number of accumulation units outstanding at end of period                        2,697
AETNA INDEX PLUS LARGE CAP VP
  Value at beginning of period                                                   $10.000(3)
  Value at end of period                                                         $10.934
  Increase (decrease) in value of accumulation unit(1)                              9.34%(3)
  Number of accumulation units outstanding at end of period                        2,697
AETNA SMALL COMPANY VP
  Value at beginning of period
  Value at end of period
  Increase (decrease) in value of accumulation unit(1)
  Number of accumulation units outstanding at end of period
AETNA VALUE OPPORTUNITY VP
  Value at beginning of period
  Value at end of period
  Increase (decrease) in value of accumulation unit(1)
  Number of accumulation units outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.924
  Increase (decrease) in value of accumulation unit(1)                              9.24%(2)
  Number of accumulation units outstanding at end of period                       19,808
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.819
  Increase (decrease) in value of accumulation unit(1)                              8.19%(2)
  Number of accumulation units outstanding at end of period                       27,639


-------------------------------------------------------------------------------
                                       36




                   CONDENSED FINANCIAL INFORMATION (continued)

                                                       1997                         1996
                                                       ----                         ----
FIDELITY VIP GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.362
  Increase (decrease) in value of accumulation unit(1)                              3.62%(2)
  Number of accumulation units outstanding at end of period                             54,133
FIDELITY VIP OVERSEAS PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.664
  Increase (decrease) in value of accumulation unit(1)                              6.64%(2)
  Number of accumulation units outstanding at end of period                        3,820
FIDELITY VIP II CONTRAFUND PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.243
  Increase (decrease) in value of accumulation unit(1)                             12.43%(2)
  Number of accumulation units outstanding at end of period                       95,199
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                          $9.510
  Increase (decrease) in value of accumulation unit(1)                             (4.90)%(2)
  Number of accumulation units outstanding at end of period                      125,232
JANUS ASPEN BALANCED PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.105
  Increase (decrease) in value of accumulation unit(1)                             11.05%(2)
  Number of accumulation units outstanding at end of period                        9,188
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
  Value at beginning of period                                                   $10.000(3)
  Value at end of period                                                         $10.902
  Increase (decrease) in value of accumulation unit(1)                              9.02%(3)
  Number of accumulation units outstanding at end of period                        1,402
JANUS ASPEN GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.891
  Increase (decrease) in value of accumulation unit(1)                              8.91%(2)
  Number of accumulation units outstanding at end of period                       39,841


-------------------------------------------------------------------------------
                                       37




                   CONDENSED FINANCIAL INFORMATION (continued

                                                       1997                       1996
                                                       ----                       ----
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.370
  Increase (decrease) in value of accumulation unit(1)                             13.70%(2)
  Number of accumulation units outstanding at end of period                      151,935
LEXINGTON NATURAL RESOURCES TRUST
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.383
  Increase (decrease) in value of accumulation unit(1)                             13.83%(2)
  Number of accumulation units outstanding at end of period                        5,295


--------------------

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.
(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during May 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(3) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during August 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

-------------------------------------------------------------------------------
                                       38

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
    (Selected data for accumulation units outstanding throughout each period)
================================================================================


For Contracts with total Separate Account Charges of 1.00% the condensed financial information presented below for the year or period ended December 31, 1997, is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                                      1997                        1996
                                                      ----                        ----
AETNA BOND VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.500
  Increase (decrease) in value of accumulation unit(1)                              5.00%(2)
  Number of accumulation units outstanding at end of period                          679
AETNA GROWTH AND INCOME VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.465
  Increase (decrease) in value of accumulation unit(1)                             14.65%(2)
  Number of accumulation units outstanding at end of period                       13,125
AETNA MONEY MARKET VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.274
  Increase (decrease) in value of accumulation unit(1)                              2.74%(2)
  Number of accumulation units outstanding at end of period                        1,551
AETNA ASCENT VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.468
  Increase (decrease) in value of accumulation unit(1)                             14.68%(2)
  Number of accumulation units outstanding at end of period                           13
FIDELITY VIP GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.358
  Increase (decrease) in value of accumulation unit(1)                              3.58%(2)
  Number of accumulation units outstanding at end of period                           21


-------------------------------------------------------------------------------
                                       39



                   CONDENSED FINANCIAL INFORMATION (continued)

                                                      1997                        1996
                                                      ----                        ----

FIDELITY VIP II CONTRAFUND PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.239
  Increase (decrease) in value of accumulation unit(1)                             12.39%(2)
  Number of accumulation units outstanding at end of period                       20,020
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                          $9.507
  Increase (decrease) in value of accumulation unit(1)                             (4.93)%(2)
  Number of accumulation units outstanding at end of period                       17,055
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.366
  Increase (decrease) in value of accumulation unit(1)                             13.66%(2)
  Number of accumulation units outstanding at end of period                       36,305


--------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.
(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during May 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

-------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE III
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================


For Contracts with total Separate Account Charges of 1.15% the condensed financial information presented below for the year or period ended December 31, 1997, is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                                     1997                         1996
                                                     ----                         ----
AETNA MONEY MARKET VP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.264
  Increase (decrease) in value of accumulation unit(1)                              2.64%(2)
  Number of accumulation units outstanding at end of period                        9,856
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.805
  Increase (decrease) in value of accumulation unit(1)                              8.05%(2)
  Number of accumulation units outstanding at end of period                        4,215
FIDELITY VIP GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $10.348
  Increase (decrease) in value of accumulation unit(1)                              3.48%(2)
  Number of accumulation units outstanding at end of period                        4,472
FIDELITY VIP II CONTRAFUND PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.228
  Increase (decrease) in value of accumulation unit(1)                             12.28%(2)
  Number of accumulation units outstanding at end of period                        4,169
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                          $9.498
  Increase (decrease) in value of accumulation unit(1)                             (5.02)%(2)
  Number of accumulation units outstanding at end of period                        4,932
JANUS ASPEN BALANCED PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.090
  Increase (decrease) in value of accumulation unit(1)                             10.90%(2)
  Number of accumulation units outstanding at end of period                           13


-------------------------------------------------------------------------------
                                       41



                   CONDENSED FINANCIAL INFORMATION (continued)

                                                          1997                    1996
                                                          ----                    ----
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.355
  Increase (decrease) in value of accumulation unit(1)                             13.55%(2)
  Number of accumulation units outstanding at end of period                            9

--------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.
(2) Reflects less than a full year of performance activity. The initial Accumulation Units value was established during May 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.


-------------------------------------------------------------------------------
                                       42

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE IV
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

For Contracts with total Separate Account Charges of 1.50% the condensed financial information presented below for the year or period ended December 31, 1997, is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                                     1997                         1996
                                                     ----                         ----
AETNA GROWTH AND INCOMEVP
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                         $11.429
  Increase (decrease) in value of accumulation unit(1)                             14.29%(2)
  Number of accumulation units outstanding at end of period                            5
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
  Value at beginning of period                                                   $10.000(2)
  Value at end of period                                                          $9.477
  Increase (decrease) in value of accumulation unit(1)                             (5.23)%(2)
  Number of accumulation units outstanding at end of period                            9

--------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.
(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during may 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

-------------------------------------------------------------------------------

                          For Master Applications Only

I hereby acknowledge receipt of an Account C prospectus for Retirement Plus and Voluntary Tax-Deferred Annuity Plans dated May 1, 1998, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

_____Please send an Account C Statement of Additional Information (Form No. SAI.01107-98) dated May 1, 1998.



--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE



--------------------------------------------------------------------------------
                                      DATE



PROS.01107-98



-------------------------------------------------------------------------------
                                       44

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY


              Statement of Additional Information dated May 1, 1998




This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus dated May 1, 1998. The Contracts offered in connection with the Prospectus are the Retirement Plus Contract and Voluntary Contract funded through Variable Annuity Account C (the "Separate Account"). A free Prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225

Read the Prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS

                                                                          Page


General Information and History....................................        1
Variable Annuity Account C.........................................        1
Offering and Purchase of Contracts.................................        2
Performance Data...................................................        2
      General......................................................        2
      Average Annual Total Return Quotations.......................        3
Performance of Similarly Managed Mutual Funds .....................        6
Annuity Payments...................................................        7
Sales Material and Advertising.....................................        8
Independent Auditors...............................................        8
Financial Statements of the Separate Account.......................      S-1
Financial Statements of Aetna Life Insurance and Annuity Company...      F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company had $-- billion invested through its products, including $-- billion in its separate accounts (of which the Company or an affiliate oversees the management of $-- billion) and $-- billion in its mutual funds offered outside of its separate accounts. As of December 31, 1997, it ranked among the top -% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States and in the District of Columbia. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge, if any, described in the Prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. (See "Charges and Deductions" in the Prospectus.) The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. Please refer to the prospectuses of the individual Funds in whose shares the assets of the Separate Account are invested regarding the custodians for those Funds.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account will be invested exclusively in shares of the mutual funds described in the Prospectus ("Funds"). Purchase Payments made under the Contract may be allocated to one or more of the Funds. The Company may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:


o Aetna Balanced VP (formerly known as Aetna Investment Advisers Fund, Inc.)
o Aetna Income Shares d/b/a Aetna Bond VP
o Aetna Variable Fund d/b/a Aetna Growth and Income VP
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP
o Aetna Ascent VP (formerly known as Aetna Ascent Variable Portfolio)
o Aetna Crossroads VP (formerly known as Aetna Crossroads Variable Portfolio)
o Aetna Legacy VP (formerly known as Aetna Legacy Variable Portfolio)
o Aetna Growth VP (formerly known as Aetna Variable Growth Portfolio)
o Aetna High Yield VP
o Aetna Index Plus Large Cap VP
  (formerly known as Aetna Variable Index Plus Portfolio)
o Aetna Index Plus Mid Cap VP
o Aetna Index Plus Small Cap VP
o Aetna International VP
o Aetna Real Estate Securities VP
o Aetna Small Company VP (formerly known as Aetna Variable Small
  Company Portfolio)
o Aetna Value Opportunity VP (formerly known as Aetna Variable
  Capital Appreciation Portfolio)


o Calvert Social Balanced Portfolio (formerly known as
  Calvert Responsibly Invested Portfolio)
o Fidelity VIP Equity-Income Portfolio
o Fidelity VIP Growth Portfolio
o Fidelity VIP Overseas Portfolio
o Fidelity VIP II Contrafund Portfolio
o Janus Aspen Aggressive Growth Portfolio
o Janus Aspen Balanced Portfolio Portfolio)
o Janus Aspen Flexible Income Portfolio
o Janus Aspen Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o Lexington Natural Resources Trust*
o Oppenheimer Global Securities
o Oppenheimer Strategic Bond
o Portfolio Partners MFS Emerging Equities Portfolio
o Portfolio Partners MFS Research Growth Portfolio
o Portfolio Partners MFS Value Equity Portfolio
o Portfolio Partners Scudder International Growth Portfolio
o Portfolio Partners T. Rowe Price Growth Equity Portfolio

*This Fund is only available for investment by Participants who established an Individual Account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).


A complete description of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the Prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the Prospectus under the sections titled "Purchase" and "Determining Individual Account Current Value."

                                PERFORMANCE DATA
General

From time to time, the Company may advertise different types of historical performance for the variable options of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the Prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner and for the periods prescribed by the Securities and Exchange Commission (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the variable options under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account. and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, any applicable administrative expense charge, the maintenance fee and the withdrawal fee). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus.

The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect any applicable withdrawal fee (which would decrease the level of performance shown if reflected in these calculations.) The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the Funds inception date and/or the date contributions were first received in the Fund under the Separate Account.

The total return quotations are based upon historical earnings and are not necessarily representative of future performance. Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return quotations for any prior period should not be considered as a representation of how the Funds will perform in any future period. Additionally, your Current Value upon redemption may be more or less than your original cost.

Average Annual Total Return Quotations - Standardized and Non-Standardized

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the variable investment options under the Contracts issued by the Company. The standardized returns (Table A) assume a mortality and expense risk charge of 1.25%, a $15 annual maintenance fee and a withdrawal fee for ten years. The non-standardized returns (Table B) assume the same charges but do not include the withdrawal fee. The Company may also advertise returns based on other fee schedules that apply to a particular Contract Holder. These fee schedules may result in higher returns than those shown.

For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many Company contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the Fund under the Separate Account. For nonstandardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.

                                                              TABLE A

                                        -----------------------------------------------------  -----------------------
                                                             STANDARDIZED                         DATE CONTRIBUTIONS
                                                                                                 FIRST RECEIVED UNDER
                                                                                                   SEPARATE ACCOUNT
----------------------------------------------------------------------------------------------------------------------
              SUBACCOUNT                 1  Year        5 Years       10 Years     Since
                                                                                   Inception*
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Balanced VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Bond VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Growth and Income VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Money Market VP (1)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Ascent VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Crossroads VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Legacy VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Growth VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Index Plus Large Cap VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Small Company VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Aetna Value Opportunity VP
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Calvert Social Balanced  Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Fidelity VIP II Contrafund Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Fidelity VIP Equity-Income Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Fidelity VIP Growth Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Fidelity VIP Overseas Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Janus Aspen Aggressive Growth
Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Janus Aspen Balanced Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Janus Aspen Flexible Income Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Janus Aspen Growth Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Janus Aspen Worldwide Growth Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Lexington Natural Resources Trust
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Portfolio Partners MFS Emerging
Equities Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Alger American Small Cap Portfolio /
PPI-MFS Emerging Equities Portfolio (3)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Portfolio Partners MFS Research
Growth Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
American Century VP Capital
Appreciation Portfolio / PPI-MFS
Research Growth Portfolio (3)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Portfolio Partners MFS Value Equity
Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Neuberger & Berman AMT Growth
Portfolio / PPI-MFS Value Equity
Portfolio (3)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Portfolio Partners Scudder
International Growth Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Scudder International Portfolio Class
A Shares / PPI-Scudder International
Growth Portfolio (3)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Portfolio Partners T. Rowe Price
Growth Equity Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------
Alger American Growth Portfolio /
PPI-T. Rowe Price Growth Equity
Portfolio (3)
--------------------------------------- -------------- ------------- ------------- ------------ ---------------------

Please refer to the discussion preceding Table A for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) The current yield for the fund for the 7-day period ended December 31, 1997 was _____% on a standardized basis.
(2) The historical performance of a fund comparable to this Portfolio, adjusted to include all applicable charges under the Contracts, is presented on page XX of this Statement of Additional Information.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced fund.

                                                              TABLE B

                                        ----------------------------------------------------------------------------- ---------
                                                                      NONSTANDARDIZED                          FUND INCEPTION
                                                                                                                    DATE
-------------------------------------------------------------------------------------------------------------------------------
              SUBACCOUNT                 1  Year        3 Years       5 Years      10 Years      Since
                                                                                                 Inception**
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Balanced VP                                                                                                04/03/89
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Bond VP                                                                                                    05/15/73
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Growth and Income VP                                                                                       05/01/75
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Money Market VP (1)                                                                                        08/01/75
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Ascent VP                                                                                                  07/05/95
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Crossroads VP                                                                                              07/05/95
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Legacy VP                                                                                                  07/05/95
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Growth VP                                                                                                  05/30/97
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Index Plus Large Cap VP                                                                                    09/16/96
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Small Company VP                                                                                           05/30/97
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Aetna Value Opportunity VP                                                                                       05/30/97
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Calvert Social Balanced  Portfolio                                                                               09/02/86
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Fidelity VIP II Contrafund Portfolio                                                                             01/03/95
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Fidelity VIP Equity-Income Portfolio                                                                             10/09/86
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Fidelity VIP Growth Portfolio                                                                                    10/09/86
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Fidelity VIP Overseas Portfolio                                                                                  02/13/87
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Janus    Aspen    Aggressive    Growth                                                                           09/13/93
Portfolio
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Janus Aspen Balanced Portfolio                                                                                   09/13/93
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Janus Aspen Flexible Income Portfolio                                                                            09/13/93
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Janus Aspen Growth Portfolio                                                                                     09/13/93
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Janus Aspen Worldwide Growth Portfolio                                                                           09/13/93
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Lexington Natural Resources Trust                                                                                10/14/91
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Portfolio    Partners   MFS   Emerging                                                                           11/28/97
Equities Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Alger American Small Cap Portfolio /                                                                             09/21/88
PPI-MFS Emerging Equities Portfolio
(3)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Portfolio    Partners   MFS   Research                                                                           11/28/97
Growth Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
American Century VP Capital                                                                                      11/20/87
Appreciation Portfolio / PPI-MFS
Research Growth Portfolio (3)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Portfolio Partners MFS Value Equity                                                                              11/28/97
Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Neuberger & Berman AMT Growth                                                                                    09/10/84
Portfolio / PPI-MFS Value Equity
Portfolio (3)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Portfolio Partners Scudder                                                                                        1/28/97
International Growth Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Scudder International Portfolio Class                                                                            05/01/87
A Shares / PPI-Scudder International
Growth Portfolio (3)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Portfolio Partners T. Rowe Price                                                                                 11/28/97
Growth Equity Portfolio (2)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------
Alger American Growth Portfolio /                                                                                01/09/89
PPI-T. Rowe Price Growth Equity
Portfolio (3)
--------------------------------------- -------------- ------------- ------------- ------------ -------------- ----------------

Please refer to the discussion preceding Table A for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the Fund's inception date.
(1) The current yield for the Fund for the 7-day period ended December 31, 1997 was ___% on a nonstandardized basis.
(2) The historical performance of a fund comparable to this Portfolio, adjusted to include all applicable charges under the Contracts, is presented on page XX of this Statement of Additional Information.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund.

PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

         The portfolios of Portfolio Partners, Inc. (the "Portfolios") commenced operations on November 28, 1997 and have a limited performance record. Each Portfolio, however, has substantially the same investment objective, policies and strategies as one or more existing mutual funds ("Comparable Mutual Funds") that are either sold directly to the public or through variable products, advised by MFS, Scudder or T. Rowe Price, as the case may be.

         The historical performance of the Funds that are comparable to the Portfolios, adjusted to include all applicable charges under the Contracts, is presented below. Investors should not consider the performance of the Comparable Mutual Funds as an indication of the future performance of a similarly managed Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Mutual Fund, and not those to be paid by the Portfolio. These figures also assume that the following charges under the Contracts are deducted: a mortality and expense risk charge of 1.25%; an administrative expense charge of 0.25%; a $15 annual maintenance fee; and a withdrawal fee for ten years. To the extent permitted by applicable law or regulatory authorities, the Company may also show in sales literature and marketing materials returns based on other fee schedules that apply to a particular Contract Holder, and may also show returns that do not include the effect of a withdrawal fee. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by each Portfolio to calculate its own performance.

The following table shows average annualized total returns of the Comparable Mutual Funds, adjusted to reflect Contract charges as described above, for the stated periods ending December 31, 1997, as well as a comparison with the performance of the applicable benchmark.*

-------------------------------------------------------------------------------------------------------
                                                            1 Year     3 Years     5 Years     10 Years
MFS Emerging Growth Fund (Class A)(1)
(Model for MFS Emerging Equities) (2)
------------------------------------------------------      ------     -------     -------     --------
Russell 2000
------------------------------------------------------      ------     -------     -------     --------

S&P 500
------------------------------------------------------      ------     -------     -------     --------

MFS Research Fund (Class A)(1)
(Model for MFS Research Growth) (3)
------------------------------------------------------      ------     -------     -------     --------
S&P 500
------------------------------------------------------      ------     -------     -------     --------
MFS Value Fund (Class A) (1)
(Model for MFS Value Equity)(4)
------------------------------------------------------      ------     -------     -------     --------
S&P 500
------------------------------------------------------      ------     -------     -------     --------
Scudder VLIF International
Portfolio (Model for Scudder International Growth)
------------------------------------------------------      ------     -------     -------     --------
MSCI EAFE
------------------------------------------------------      ------     -------     -------     --------
Scudder International Fund
(Model for Scudder International Growth)
------------------------------------------------------      ------     -------     -------     --------
MSCI EAFE
------------------------------------------------------      ------     -------     -------     --------
T. Rowe Price Growth Stock
Fund (Model for T. Rowe Price Growth Equity)
------------------------------------------------------      ------     -------     -------     --------
S&P 500
-------------------------------------------------------------------------------------------------------

* The S&P 500 (Standard & Poor's 500) Index is a value-weighted, unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Russell 2000 Index is a value-weighted, unmanaged index of small capitalization stocks. Both indices assume reinvestment of all dividends. The Morgan Stanley Capital International-Europe, Australia, Far East (MSCI EAFE) Index is an unmanaged, market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.
1   Class A share performance includes the performance of the Fund's Class B shares for periods prior to the commencement of offering of Class A shares on September 13, 1993, adjusted to include Class A's 5.75% front-end sales charge, but not adjusted to reflect differences in internal operating expenses.
2   MFS also manages another fund with substantially the same investment objective, policies and strategies as those of Portfolio Partners - MFS Emerging Equities. The performance of that fund, MFS Variable Insurance Trust - Emerging Growth Series, was not included in the chart because it has been in existence only since July 24, 1995, and thus has a much shorter track record than MFS Emerging Growth Fund (Class A). The performance of MFS Variable Insurance Trust
- Emerging Growth Series for the one-year period ending December 31, 1997, was _____%.
3   MFS also manages another fund with substantially the same investment objective, policies and strategies as those of Portfolio Partners - MFS Research Growth. The performance of that fund, MFS Variable Insurance Trust - Research Series, was not included in the chart because it has been in existence only since July 26, 1995, and thus has a much shorter track record than MFS Research Fund (Class A). The performance of MFS Variable Insurance Trust - Research Series for the one-year period ending December 31, 1997, was ____%.
4   MFS also manages another fund with substantially the same investment objective, policies and strategies as those of Portfolio Partners - MFS Value Equity. The performance of that fund, MFS Variable Insurance Trust - Value Series, was not included in the chart because it has been in existence only since August 14, 1996, and thus has a much shorter track record than MFS Value Fund (Class A). The performance of MFS Variable Insurance Trust - Value Series for the one year period ending December 31, 1997, was ____%.

                                ANNUITY PAYMENTS

When Variable Annuity payments are to begin, the value of the Individual Account is determined using Fund Annuity Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Variable Annuity payment for each $1,000 of value applied. Thereafter, Variable Annuity payments fluctuate as the Fund Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Fund Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Fund Annuity Unit value for that investment option. As noted, Fund Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Fund Annuity Units credited under a particular Contract or Account and that the value of a Fund Annuity Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly Variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of a Fund Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Fund Annuity Units is determined to be
20.414. The value of this number of Fund Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Fund Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Fund Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce a Fund Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Fund Annuity Units by the current Fund Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit Values for any of the variable investment options to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.


We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use categories in marketing materials for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.


The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index

Statement of Assets and Liabilities............................... S-2
Statements of Operations and Changes in Net Assets................ S-5
Notes to Financial Statements .................................... S-6
Independent Auditors' Report...................................... S-12

Form No. SAI.01107-98                                        ALIAC Ed. May 1998

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:  *
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Statement of Assets and Liabilities as of December 31, 1997
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1997, 1996 and 1995
                  -   Consolidated Balance Sheets as of
                      December 31, 1997 and 1996
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1997, 1996 and 1995
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1997, 1996 and 1995
                  -   Notes to Consolidated Financial Statements

*  To be filed by amendment

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4.1)    Group Combination Annuity Contract (Nonparticipating)
                  (A001RP95)(3)
         (4.2)    Group Combination Annuity Certificate (Nonparticipating)
                  (A007RC95)(3)
         (4.3)    Group Combination Annuity Contract (Nonparticipating)
                  (A020RV95)(3)
         (4.4)    Group Combination Annuity Certificate (Nonparticipating)
                  (A027RV95)(3)
         (4.5)    Endorsement for Exchanged Contracts (EINRP95)(3)
         (4.6)    Endorsement for Exchanged Contracts (EINRV95)(3)
         (4.7)    Endorsement for 401(a) Plans(3)
         (4.8)    Endorsement (GET 9/96) for Contracts A001RP95 and A020RV95(4)
         (4.9)    Form of Endorsement (E1OMNI97) to Contract A001RP95(5)

         (4.10)   Endorsement (E2OMNI97) to Contract A001RP95(5)
         (4.11)   Endorsement (3OMNI97) to Contract A001RP95(5)
         (4.12)   Endorsement (E1FXPL97) to Contract A001RP95(5)
         (4.13)   Endorsement (E2FXPL97) to Contracts A001RP95 and A020RV95(5)
         (4.14)   Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(5)
         (4.15)   Endorsement (EINRP97) to Contract A001RP95(5)
         (4.16)   Endorsement (E4OMNI97) to Contract A001RP95(5)
         (4.17)   Endorsement (EINRV97) to Contract A020RV95(5)
         (4.18)   Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(5)
         (4.19)   Endorsement (E2PAY97) to Contracts A001RP95 and A020RV95(5)
         (4.20)   Endorsement (E1FXPY97) to Contracts A001RP95 and A020RV95
         (4.21)   Form of Endorsement (E4OMNI98)
         (5)      Variable Annuity Contract Application (300-MOP-IB)(6)
         (6.1)    Certification of Incorporation of Aetna Life Insurance and
                  Annuity Company(7)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(8)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(9)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement among Calvert Responsibly
                  Invested Balanced Portfolio, Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company dated
                  December 1, 1997
         (8.2)    Service Agreement between Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company Dated
                  December 1, 1997
         (8.3)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(8)
         (8.4)    Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(10)
         (8.5)    Sixth Amendment dated November 6, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996 and May 1, 1997(11)
         (8.6)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors

                  Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1,1996(8)
         (8.7)    Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(10)
         (8.8)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(12)
         (8.9)    Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(10)
         (8.10)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(13)
         (8.11)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(13)
         (8.12)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(2)
         (8.13)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Oppenheimer Variable Annuity Account Funds
                  and Oppenheimer Funds, Inc.(14)
         (8.14)   Service Agreement between Oppenheimer Funds, Inc. and Aetna
                  Life Insurance and Annuity Company(14)
         (9)      Opinion and Consent of Counsel *
         (10)     Consent of Independent Auditors*
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(15)
         (14)     Not applicable
         (15.1)   Powers of Attorney(16)
         (15.2)   Authorization for Signatures(2)

*To be filed by amendment
1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
3. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 21, 1996 (Accession No. 0000950146-96-000241).
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996 (Accession No. 0000912057-96-016381).

5. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).
6. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 19, 1997 (Accession No. 0000950146-97-001307).
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
10. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
11. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).
12. Incorporated by Reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
13. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
14. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).
15. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on November 30, 1995 (Accession No. 0000912057-95-010609).
16. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on December 9, 1997 (Accession No. 0000950146-97-0001872).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*        Positions and Offices with Depositor
------------------       ------------------------------------

Thomas J. McInerney      Director and President

Timothy A. Holt          Director, Senior Vice President and Chief Financial
                         Officer

J. Scott Fox             Director and Senior Vice President

John Y. Kim              Director and Senior Vice President

Shaun P. Mathews         Director and Senior Vice President

Thomas P. Waldron        Director

Deborah Koltenuk         Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven     Vice President and Chief Compliance Officer

Kirk P. Wickman          Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accesssion No. 0000950146-98-000179).

Item 27. Number of Contract Owners

     As of December 31, 1997, there were 632,743 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc., and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Effective May 1, 1998, Aetna will no longer be the investment adviser for Aetna Series Fund, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:*

         (1)                   (2)              (3)           (4)            (5)

Name of                 Net Underwriting  Compensation on
Principal Underwriter   Discounts and     Redemption or    Brokerage
                        Commissions       Annuitization    Commissions  Compensation**

Aetna Life Insurance                        $__________                 $___________
and Annuity Company

 *   To be filed by amendment
** Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of February, 1998.

                                VARIABLE ANNUITY ACCOUNT C OF AETNA
                                LIFE INSURANCE AND ANNUITY COMPANY
                                    (Registrant)

                         By:    AETNA LIFE INSURANCE AND ANNUITY
                                COMPANY
                                  (Depositor)

                         By:     Thomas J. McInerney*
                                 -----------------------------------------------
                                 Thomas J. McInerney
                                 President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                         Date

Thomas J. McInerney*                   Director and President                  )
------------------------------------   (principal executive officer)           )
Thomas J. McInerney                                                            )
                                                                               )
Timothy A. Holt*                       Director, Senior Vice President         )
------------------------------------   and Chief Financial Officer             )
Timothy A. Holt                                                                )
                                                                               )   February
J. Scott Fox*                          Director                                )   19, 1998
------------------------------------                                           )
J. Scott Fox                                                                   )
                                                                               )
John Y. Kim*                           Director                                )
------------------------------------                                           )
John Y. Kim                                                                    )





Shaun P. Mathews*                      Director                                )
------------------------------------                                           )
Shaun P. Mathews                                                               )
                                                                               )
Thomas P. Waldron                      Director                                )
------------------------------------                                           )
Thomas P. Waldron                                                              )
                                                                               )
Deborah Koltenuk*                      Vice President and Treasurer,           )
------------------------------------   Corporate Controller                    )
Deborah Koltenuk                                                               )

By: /s/ Julie E. Rockmore
-----------------------------------------------------------
Julie E. Rockmore
*Attorney-in-Fact

                                            VARIABLE ANNUITY ACCOUNT C
                                                   EXHIBIT INDEX

Exhibit No.            Exhibit                                                                             Page

99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company       *
                       establishing Variable Annuity Account C

99-B.3.1               Broker-Dealer Agreement                                                                *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement                *

99-B.4.1               Group Combination Annuity Contract (Nonparticipating) (A001RP95)                       *

99-B.4.2               Group Combination Annuity Certificate (Nonparticipating) (A007RC95)                    *

99-B.4.3               Group Combination Annuity Contract (Nonparticipating) (A020RV95)                       *

99-B.4.4               Group Combination Annuity Certificate (Nonparticipating) (A027RV95)                    *

99-B.4.5               Endorsement for Exchanged Contracts (EINRP95)                                          *

99-B.4.6               Endorsement for Exchanged Contracts (EINRV95)                                          *

99-B.4.7               Endorsement for 401(a) Plans                                                           *

99-B.4.8               Endorsement (GET 9/96) for Contracts A001RP95 and                                      *
                       A020RV95

99-B.4.9               Endorsement (E1OMNI97) to Contract A001RP95                                            *

99-B.4.10              Endorsement (E2OMNI97) to Contract A001RP95                                            *

99-B.4.11              Endorsement (3OMNI97) to Contract A001RP95                                             *

99-B.4.12              Endorsement (E1FXPL97) to Contract A001RP95                                            *

99-B.4.13              Endorsement (E2FXPL97) to Contracts A001RP95 and A020RV95                              *

*Incorporated by reference

Exhibit No.            Exhibit                                                                             Page

99-B.4.14              Endorsement (E3FXPL97) to Contract A001RP95                                            *

99-B.4.15              Endorsement (EINRP97) to Contract A001RP95                                             *

99-B.4.16              Endorsement (E4OMNI97) to Contract A001RP95                                            *

99-B.4.17              Endorsement (EINRV97) to Contract A020RV95                                             *

99-B.4.18              Endorsement (E1PAY97) to Contracts A001RP95 and                                        *
                       A020RV95

99-B.4.19              Endorsement (E2PAY97) to Contracts A001RP95 and                                        *
                       A020RV95

99-B.4.20              Endorsement (E1FXPY97) to Contracts A001RP95 and A020RV95                           ----

99-B.4.21              Form of Endorsement (E4OMNI98)                                                      ----

99-B.5                 Variable Annuity Contract Application (300-MOP-IB)                                     *

99-B.6.1               Certification of Incorporation of Aetna Life Insurance and Annuity Company             *

99-B.6.2               Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity          *
                       Company

99-B.6.3               By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company      *

99-B.8.1               Fund Participation Agreement among Calvert Responsibly Invested Balanced
                       Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and
                       Annuity Company dated December 1, 1997                                              ----

99-B.8.2               Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life
                       Insurance and Annuity Company Dated December 1, 1997                                ----

*Incorporated by reference

Exhibit No.            Exhibit                                                                             Page

99-B.8.3 Fund Participation Agreement between Aetna Life Insurance and Annuity Company, * Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1,
                       1994 and amended on December 15, 1994, February 1, 1995,
                       May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.4               Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement            *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                       December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                       1996

99-B.8.5               Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement             *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                       December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
                       and May 1, 1997

99-B.8.6               Fund Participation Agreement between Aetna Life Insurance                              *
                       and Annuity Company, Variable Insurance Products Fund
                       II and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1,
                       1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.7               Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement            *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                       1996

99-B.8.8               Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity        *
                       Investments Institutional Operations Company dated as of November 1, 1995

*Incorporated by reference

Exhibit No.            Exhibit                                                                             Page

99-B.8.9               Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance      *
                       and Annuity Company and Fidelity Investments Institutional Operations Company
                       dated as of November 1, 1995

99-B.8.10              Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance         *
                       and Annuity Company and Janus Capital Corporation dated December 8, 1997

99-B.8.11              Service Agreement between Janus Capital Corporation and Aetna Life Insurance and       *
                       Annuity Company dated December 8, 1997

99-B.8.12              Fund Participation Agreement between Aetna Life Insurance and Annuity Company and      *
                       Lexington Management Corporation regarding Natural Resources Trust dated December
                       1, 1988 and amended February 11, 1991

99-B.8.13              Fund Participation Agreement between Aetna Life Insurance and Annuity Company and      *
                       Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.

99-B.8.14              Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance and         *
                       Annuity Company

99-B.9                 Opinion and Consent of Counsel                                                        **

99-B.10                Consent of Independent Auditors                                                       **

99-B.13                Schedule for Computation of Performance Data                                           *

99-B.15.1              Powers of Attorney                                                                     *

99-B.15.2              Authorization for Signatures                                                           *

*Incorporated by reference
**To be filed by amendment